UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549
FORM
N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-03379
PERMANENT PORTFOLIO FAMILY OF FUNDS

(Exact Name of Registrant as specified in charter)
600 Montgomery Street, Suite 4100, San Francisco, California 94111

(Address of Principal Executive Offices) (Zip Code)
MICHAEL J. CUGGINO, 600 Montgomery Street, Suite 4100, San Francisco, California 94111

(Name and Address of Agent For Service)

Registrant’s telephone number, including area code:	(415) 398-8000

Date of fiscal year end:	January 31, 2026

Date of reporting period:	January 31, 2026
Form
N-CSR
is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule
30e-1
under the Investment Company Act of 1940 (17 CFR
270.30e-1).
The Commission may use the information provided on Form
N-CSR
in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form
N-CSR,
and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form
N-CSR
unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Reports to Stockholders.

The Annual Shareholder Report for each share class in each Portfolio of Permanent Portfolio Family of Funds (“Registrant”) is included herein.
Permanent Portfolio
®
Class I — PRPFX
Class A — PRPDX
Class C — PRPHX
Short-Term Treasury Portfolio
Class I — PRTBX
Versatile Bond Portfolio
Class I — PRVBX
Class A — PRVDX
Class C — PRVHX
Aggressive Growth Portfolio
Class I — PAGRX
Class A — PAGDX
Class C — PAGHX

PERMANENT PORTFOLIO ®
CLASS I SHARES (PRPFX)

Annual Shareholder Report (January 31, 2026)
This Annual Shareholder Report contains important information about the Permanent Portfolio
®
(“Portfolio”) for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Portfolio, online at
https://www.permanentportfoliofunds.com/permanent-portfolio.html
. You can also get this information at no cost by calling the Portfolio’s Transfer Agent at (800) 341-8900 or the Portfolio’s Shareholder Services Office at (800) 531-5142, or by contacting your financial intermediary.

What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

Portfolio and Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Permanent Portfolio—Class I shares (PRPFX)	$91	.79%

Management’s discussion of Portfolio performance
Permanent Portfolio’s investment objective is to preserve and increase the purchasing power value of its shares over the long term. The Portfolio’s strategy is to invest a fixed “Target Percentage” of its net assets in gold, silver, Swiss franc assets, real estate and natural resource stocks, aggressive growth stocks and dollar assets, such as U.S. Treasury securities and corporate bonds.
During the year ended January 31, 2026, the Portfolio’s Class I shares (PRPFX) achieved a total return of 30.29%, net of expenses to average net assets of .79%, as compared to 4.33% for the FTSE 3-Month U.S. Treasury Bill Index and 16.35% for the S&P 500, and as compared to a 2.39% inflation rate over the same period as measured by the change in the Consumer Price Index (“CPI-U”), a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services as compiled by the U.S. Bureau of Labor Statistics. Neither the FTSE 3-Month U.S. Treasury Bill Index return, the S&P 500 return nor the change in CPI-U reflect deductions for fees, expenses or taxes.
The Portfolio’s return during the year then ended reflected positive returns on its gold and silver assets, its aggressive growth stocks, its natural resource stocks, its Swiss franc assets, and, to a lesser degree, its holdings of U.S. Treasury securities and corporate bonds, which more than offset negative returns on its real estate stocks.

1

How a hypothetical $10,000 investment has grown

$45,000
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$ 5,000
2016
2017
2018
2019
2020
2021
2022
2023
2024
2025
2026
$42,515
$30,435
$12,503
Permanent Porfolio — Class I (PRPFX)
FTSE 3-Month U.S. Treasury Bill Index
S&P 500

Average Annual Total Returns
Periods Ended January 31, 2026

	One Year	Five Years	Ten Years

Permanent Portfolio—Class I Shares (PRPFX)	30.29%	13.47%	11.77%

FTSE 3-Month U.S. Treasury Bill Index	4.33%	3.37%	2.26%

S&P 500	16.35%	14.99%	15.57%
The table above shows Permanent Portfolio—Class I shares (PRPFX)’s average annual total returns for the periods indicated, assuming reinvestment of all dividends and other distributions, and deduction of all applicable fees and expenses. Performance does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares.
Performance data shown above for the Portfolio represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Investment performance, current to the most recent month-end, may be lower or higher than the performance shown above, and can be obtained by calling the Fund’s Shareholder Services Office at (800) 531-5142.

2

What are the Key Portfolio statistics you should know?
The following table outlines key Portfolio statistics that you should pay attention to:

Portfolio’s total net assets	$7,230,638,458

Total number of portfolio holdings	194

Total advisory fees paid during reporting period	$42,166,232

Portf olio turnover rate as of end of reporting period	16.21%

What is the Portfolio invested in?
The following pie chart shows the Portfolio’s investment holdings by asset class, as a percentage of total net assets as of January 31, 2026.

3

How can you get additional information about the Portfolio?

Scan the QR code or you can find additional information about the Portfolio such as the prospectus, financial information, Portfolio holdings and proxy voting information at
https://www.permanentportfoliofunds.com/permanent-portfolio.html
.

Householding
Each year, the Portfolio sends to its shareholders an updated prospectus and other similar documents (each a “Report”). The mailing of the Reports may result in multiple copies of a Report being sent by the Portfolio to the same household. In order to reduce the volume of mail that the Portfolio sends to a household, the Portfolio may, whenever possible, only send one copy of a Report to shareholders who are members of the same family and share the same address of record. Shareholders may request, however, to receive individual copies of any Report, by contacting the Transfer Agent at (800) 341-8900. Shareholders who own shares of the Portfolio through a financial intermediary may also contact their financial intermediary with such a request. All such requests shall be implemented by the Portfolio within thirty days.

4

PERMANENT PORTFOLIO ®
CLASS A SHARES ( PRPDX )

Annual Shareholder Report (January 31, 2026)
This
Annual Shareholder Report
contains important information about the Permanent Portfolio
®
(“Portfolio”) for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Portfolio, online at
https://www.permanentportfoliofunds.com/permanent-portfolio.html
. You can also get this information at no cost by calling the Portfolio’s Transfer Agent at (800) 341-8900 or the Portfolio’s Shareholder Services Office at (800) 531-5142, or by contacting your financial intermediary.

What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

Portfolio and Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Permanent Portfolio—Class A shares (PRPDX)	$119	1.04%

Management’s discussion of Portfolio performance
Permanent Portfolio’s investment objective is to preserve and increase the purchasing power value of its shares over the long term. The Portfolio’s strategy is to invest a fixed “Target Percentage” of its net assets in gold, silver, Swiss franc assets, real estate and natural resource stocks, aggressive growth stocks and dollar assets, such as U.S. Treasury securities and corporate bonds.
During the year ended January 31, 2026, the Portfolio’s Class A shares (PRPDX) achieved a total return of 29.97%, net of expenses to average net assets of 1.04%, as compared to 4.33% for the FTSE 3-Month U.S. Treasury Bill Index and 16.35% for the S&P 500, and as compared to a 2.39% inflation rate over the same period as measured by the change in the Consumer Price Index (“CPI-U”), a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services as compiled by the U.S. Bureau of Labor Statistics. Neither the FTSE 3-Month U.S. Treasury Bill Index return, the S&P 500 return nor the change in CPI-U reflect deductions for fees, expenses or taxes.
The Portfolio’s return during the year then ended reflected positive returns on its gold and silver assets, its aggressive growth stocks, its natural resource stocks, its Swiss franc assets, and, to a lesser degree, its holdings of U.S. Treasury securities and corporate bonds, which more than offset negative returns on its real estate stocks.

1

How a hypothetical $10,000 investment has grown

$45,000
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$ 5,000
2016
2017
2018
2019
2020
2021
2022
2023
2024
2025
2026
$39,013
$27,351
$12,492
Permanent Porfolio — Class A (PRPDX)
FTSE 3-Month U.S. Treasury Bill Index
S&P 500

Average Annual Total Returns
Periods Ended January 31, 2026

	One Year	Five Years	Inception on May 2016

Permanent Portfolio—Class A Shares (PRPDX)	29.97%	13.18%	10.97%

FTSE 3-Month U.S. Treasury Bill Index	4.33%	3.37%	2.33%

S&P 500	16.35%	14.99%	15.11%
The table above shows Permanent Portfolio—Class A shares (PRPDX)’s average annual total returns for the periods indicated, assuming reinvestment of all dividends and other distributions, and deduction of all applicable fees and expenses. Performance does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares.
Performance data shown above for the Portfolio represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Investment performance, current to the most recent month-end, may be lower or higher than the performance shown above, and can be obtained by calling the Fund’s Shareholder Services Office at (800) 531-5142.

2

What are the Key Portfolio statistics you should know?
The following table outlines key Portfolio statistics that you should pay attention to:

Portfolio’s total net assets	$7,230,638,458

Total number of portfolio holdings	194

Total advisory fees paid during reporting period	$42,166,232

Portfolio turnover rate as of end of reporting period	16.21%

What is the Portfolio invested in?
The following pie chart shows the Portfolio’s investment holdings by asset class, as a percentage
of total net assets as of January 31, 2026.

3

How can you get additional information about the Portfolio?

Scan the QR code or you can find additional information about the Portfolio such as the prospectus, financial information, Portfolio holdings and proxy voting information at
https://www.permanentportfoliofunds.com/permanent-portfolio.html
.

Householding
Each year, the Portfolio sends to its shareholders an updated prospectus and other similar documents (each a “Report”). The mailing of the Reports may result in multiple copies of a Report being sent by the Portfolio to the same household. In order to reduce the volume of mail that the Portfolio sends to a household, the Portfolio may, whenever possible, only send one copy of a Report to shareholders who are members of the same family and share the same address of record. Shareholders may request, however, to receive individual copies of any Report, by contacting the Transfer Agent at (800) 341-8900. Shareholders who own shares of the Portfolio through a financial intermediary may also contact their financial intermediary with such a request. All such requests shall be implemented by the Portfolio within thirty days.

4

PERMANENT PORTFOLIO ®
CLASS C SHARES (PRPHX)

Annual Shareholder Report (January 31, 2026)
This Annual Shareholder Report contains important information about the Permanent Portfolio
®
(“Portfolio”) for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Portfolio, online at
https://www.permanentportfoliofunds.com/permanent-portfolio.html
. You can also get this information at no cost by calling the Portfolio’s Transfer Agent at (800) 341-8900 or the Portfolio’s Shareholder Services Office at
(800) 531-5142,
or by contacting your financial intermediary.

What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

Portfolio and Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Permanent Portfolio—Class C shares (PRPHX)	$205	1.79%

Management’s discussion of Portfolio performance
Permanent Portfolio’s investment objective is to preserve and increase the purchasing power value of its shares over the long term. The Portfolio’s strategy is to invest a fixed “Target Percentage” of its net assets in gold, silver, Swiss franc assets, real estate and natural resource stocks, aggressive growth stocks and dollar assets, such as U.S. Treasury securities and corporate bonds.
During the year ended January 31, 2026, the Portfolio’s Class C shares (PRPHX) achieved a total return of 29.02%, net of expenses to average net assets of 1.79%, as compared to 4.33% for the FTSE 3-Month U.S. Treasury Bill Index and 16.35% for the S&P 500, and as compared to a 2.39% inflation rate over the same period as measured by the change in the Consumer Price Index (“CPI-U”), a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services as compiled by the U.S. Bureau of Labor Statistics. Neither the FTSE 3-Month U.S. Treasury Bill Index return, the S&P 500 return nor the change in CPI-U reflect deductions for fees, expenses or taxes.
The Portfolio’s return during the year then ended reflected positive returns on its gold and silver assets, its aggressive growth stocks, its natural resource stocks, its Swiss franc assets, and, to a lesser degree, its holdings of U.S. Treasury securities and corporate bonds, which more than offset negative returns on its real estate stocks.

1

How a hypothetical $10,000 investment has grown

$45,000
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$ 5,000
$39,013
$25,455
$12,492
2016
2017
2018
2019
2020
2021
2022
2023
2024
2025
2026
Permanent Porfolio — Class C (PRPHX)
FTSE 3-Month U.S. Treasury Bill Index
S&P 500

Average Annual Total Returns
Periods Ended January 31, 2026

	One Year	Five Years	Inception on May 2016

Permanent Portfolio—Class C Shares (PRPHX)	29.02%	12.34%	10.14%

FTSE 3-Month U.S. Treasury Bill Index	4.33%	3.37%	2.33%

S&P 500	16.35%	14.99%	15.11%
The table above shows Permanent Portfolio—Class C shares (PRPHX)’s average annual total returns for the periods indicated, assuming reinvestment of all dividends and other distributions, and deduction of all applicable fees and expenses. Performance does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares.
Performance data shown above for the Portfolio represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Investment performance, current to the most recent month-end, may be lower or higher than the performance shown above, and can be obtained by calling the Fund’s Shareholder Services Office at (800) 531-5142.

2

What are the Key Portfolio statistics you should know?
The following table outlines key Portfolio statistics that you should pay attention to:

Portfolio’s total net assets	$7,230,638,458

Total number of portfolio holdings	194

Total advisory fees paid during reporting period	$42,166,232

Portfolio turnover rate as of end of reporting period	16.21%

What is the Portfolio invested in?
The following pie chart shows the Portfolio’s investment holdings by asset class, as a percentage of total net assets as of January 31, 2026.

3

How can you get additional information about the Portfolio?

Scan the QR code or you can find additional information about the Portfolio such as the prospectus, financial information, Portfolio holdings and proxy voting information at
https://www.permanentportfoliofunds.com/permanent-portfolio.html
.

Householding
Each year, the Portfolio sends to its shareholders an updated prospectus and other similar documents (each a “Report”). The mailing of the Reports may result in multiple copies of a Report being sent by the Portfolio to the same household. In order to reduce the volume of mail that the Portfolio sends to a household, the Portfolio may, whenever possible, only send one copy of a Report to shareholders who are members of the same family and share the same address of record. Shareholders may request, however, to receive individual copies of any Report, by contacting the Transfer Agent at (800) 341-8900. Shareholders who own shares of the Portfolio through a financial intermediary may also contact their financial intermediary with such a request. All such requests shall be implemented by the Portfolio within thirty days.

4

SHORT-TERM TREASURY PORTFOLIO
CLASS I SHARES (PRTBX)

Annual Shareholder Report (January 31, 2026)
This Annual Shareholder Report contains important information about the Short-Term Treasury Portfolio (“Portfolio”) for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Portfolio, online at
https://www.permanentportfoliofunds.com/short-term-treasury-portfolio.html
. You can also get this information at no cost by calling the Portfolio’s Transfer Agent at (800) 341-8900 or the Portfolio’s Shareholder Services Office at (800) 531-5142, or by contacting your financial intermediary.

What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

Portfolio and Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short-Term Treasury Portfolio—Class I shares (PRTBX)	$66	.65%

Management’s discussion of Portfolio performance
Short-Term Treasury Portfolio’s investment objective is to earn high current income, consistent with safety and liquidity of principal. Under normal market conditions, the Portfolio invests at least 80% of its assets in direct debt obligations of the United States Treasury, including U.S. Treasury bills, notes and bonds, and other securities issued by the U.S. Treasury. The remainder of the Portfolio’s assets may be invested in U.S. government agency securities, which include debt obligations issued and/or guaranteed as to principal and interest by the U.S. government or its agencies, sponsored enterprises or instrumentalities. The Portfolio expects to maintain a dollar-weighted average portfolio maturity and duration of zero to three years.
During the year ended January 31, 2026, the Portfolio’s Class I shares (PRTBX) achieved a total return of 4.08%, net of expenses to average net assets of .65%, as compared to 4.33% for the FTSE 3-Month U.S. Treasury Bill Index over the same period. The FTSE 3-Month U.S. Treasury Bill Index does not reflect a deduction for fees, expenses or taxes.
The Portfolio’s return during the year then ended was primarily due to net investment returns available on short-term U.S. Treasury securities.

1

How a hypothetical $10,000 investment has grown

$13,000
$12,000
$11,000
$10,000
$ 9,000
$12,503
$11,264
2016
2017
2018
2019
2020
2021
2022
2023
2024
2025
2026
Short-Term Treasury Portfolio — Class I (PRTBX)
FTSE 3-Month U.S. Treasury Bill Index

2

Average Annual Total Returns
Periods Ended January 31, 2026

	One Year	Five Years	Ten Years

Short-Term Treasury Portfolio—Class I shares (PRTBX) (1)	4.08%	1.83%	1.20%

FTSE 3-Month U.S. Treasury Bill Index	4.33%	3.37%	2.26%

(1)
Returns reflect the impact of fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. See the Notes to Financial Statements in the Portfolio’s Annual Financial Statements and Other Information for specific information regarding fee waivers.

The table above shows Short-Term Treasury Portfolio—Class I shares (PRTBX)’s average annual total returns for the periods indicated, assuming reinvestment of all dividends and other distributions, and deduction of all applicable fees and expenses. Performance does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares.
Performance data shown above for the Portfolio represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Investment performance, current to the most recent month-end, may be lower or higher than the performance shown above, and can be obtained by calling the Fund’s Shareholder Services Office at (800) 531-5142.

What are the Key Portfolio statistics you should know?
The following table outlines key Portfolio statistics that you should pay attention to:

Portfolio’s total net assets	$12,212,883

Total number of Portfolio holdings	8

Total advisory fees paid during reporting period	$81,860

Portfolio turnover rate as of end of reporting period	16.60%

3

What is the Portfolio invested in?
The following pie chart shows the Portfolio’s investment holdings by months to maturity, as a percentage of investments as of January 31, 2026.

How can you get additional information about the Portfolio?

Scan the QR code or you can find additional information about the Portfolio such as the prospectus, financial information, Portfolio holdings and proxy voting information at
https://www.permanentportfoliofunds.com/short-term-treasury-portfolio.html
.

Householding
Each year, the Portfolio sends to its shareholders an updated prospectus and other similar documents (each a “Report”). The mailing of the Reports may result in multiple copies of a Report being sent by the Portfolio to the same household. In order to reduce the volume of mail that the Portfolio sends to a household, the Portfolio may, whenever possible, only send one copy of a Report to shareholders who are members of the same family and share the same address of record. Shareholders may request, however, to receive individual copies of any Report, by contacting the Transfer Agent at (800) 341-8900. Shareholders who own shares of the Portfolio through a financial intermediary may also contact their financial intermediary with such a request. All such requests shall be implemented by the Portfolio within thirty days.

4

VERSATILE BOND PORTFOLIO
CLASS I SHARES (PRVBX)

Annual Shareholder Report (January 31, 2026)
This Annual Shareholder Report contains important information about the Versatile Bond Portfolio (“Portfolio”) for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Portfolio, online at
https://www.permanentportfoliofunds.com/versatile-bond-portfolio.html
. You can also get this information at no cost by calling the Portfolio’s Transfer Agent at (800) 341-8900 or the Portfolio’s Shareholder Services Office at (800) 531-5142, or by contacting your financial intermediary.

What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

Portfolio and Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Versatile Bond Portfolio—Class I shares (PRVBX)	$67	.65%

Management’s discussion of Portfolio performance
Versatile Bond Portfolio’s investment objective is to earn high current income. Under normal market conditions, the Portfolio invests at least 80% of its assets in bonds, which may include debt securities of all types and of any maturity, and may invest up to 20% of its assets in other securities, including preferred stocks.
During the year ended January 31, 2026, the Portfolio’s Class I shares (PRVBX) achieved a total return of 5.65%, net of expenses to average net assets of .65%, as compared to 8.35% for the Bloomberg Global Aggregate (Excluding Securitized) Bond Index over the same period. The returns of the index do not reflect a deduction for fees, expenses or taxes.
The Portfolio’s return during the year then ended lagged the performance of the index, primarily due to its investment selection, the timing of purchases and sales of those investments in relation to fluctuating market values relative to the aforementioned index, the generally lower duration of its investments as compared to the index, and its investments in U.S. dollar denominated corporate securities having greater credit risk and less currency risk than the index.

1

How a hypothetical $10,000 investment has grown

$20,000
$15,000
$10,000
$ 5,000
2016
2017
2018
2019
2020
2021
2022
2023
2024
2025
2026
$17,212
$11,302
Versatile Bond Portfolio — Class I Shares (PRVBX)
Bloomberg Global Aggregate (Excluding Securitized) Bond Index

2

Average Annual Total Returns
Periods Ended January 31, 2026

	One Year	Five Years	Ten Years

Versatile Bond Portfolio—Class I shares (PRVBX) (1)	5.65%	2.98%	5.58%

Bloomberg Global Aggregate (Excluding Securitized) Bond Index	8.35%	-2.10%	1.23%

(1)
Returns reflect the impact of fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. See the Notes to Financial Statements in the Portfolio’s Annual Financial Statements and Other Information for specific information regarding fee waivers.

The table above shows Versatile Bond Portfolio—Class I shares (PRVBX)’s average annual total returns for the periods indicated, assuming reinvestment of all dividends and other distributions, and deduction of all applicable fees and expenses. Performance does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares.
Performance data shown above for the Portfolio represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Investment performance, current to the most recent month-end,
may be lower or higher than the performance shown above, and can be obtained by calling the Fund’s Shareholder Services Office at (800)
531-5142.

What are the Key Portfolio statistics you should know?
The following table outlines key Portfolio statistics that you should pay attention to:

Portfolio’s total net assets	$82,681,280

Total number of Portfolio holdings	54

Total advisory fees paid during reporting period	$574,684

Portfolio turnover rate as of end of reporting period	20.54%

3

What is the Portfolio invested in?
The following pie chart shows the Portfolio’s investment holdings by S&P credit rating, as a percentage of investments as of January 31, 2026.

Credit ratings range from AAA (highest) to D (lowest) based on S&P measures. Other rating agencies may rate the same securities differently. “Not Rated” s ecuritie
s are not rated by S&P. Credit ratings are only the opinions of the rating agencies issuing them, do not purport to reflect the risk of fluctuations in market value, are not guarantees as to the payment of interest and repayment of principal, and are subject to change.

How can you get additional information about the Portfolio?

Scan the QR code or you can find additional information about the Portfolio such as the prospectus, financial information, Portfolio holdings and proxy voting information at
https://www.permanentportfoliofunds.com/versatile-bond-portfolio.html
.

Householding
Each year, the Portfolio sends to its shareholders an updated prospectus and other similar documents (each a “Report”). The mailing of the Reports may result in multiple copies of a Report being sent by the Portfolio to the same household. In order to reduce the volume of mail that the Portfolio sends to a household, the Portfolio may, whenever possible, only send one copy of a Report to shareholders who are members of the same family and share the same address of record. Shareholders may request, however, to receive individual copies of any Report, by contacting the Transfer Agent at (800) 341-8900. Shareholders who own shares of the Portfolio through a financial intermediary may also contact their financial intermediary with such a request. All such requests shall be implemented by the Portfolio within thirty days.

4

VERSATILE BOND PORTFOLIO
CLASS A SHARES (PRVDX)

Annual Shareholder Report (January 31, 2026)
This Annual Shareholder Report contains important information about the Versatile Bond Portfolio (“Portfolio”) for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Portfolio, online at
https://www.permanentportfoliofunds.com/versatile-bond-portfolio.html
. You can also get this information at no cost by calling the Portfolio’s Transfer Agent at (800) 341-8900 or the Portfolio’s Shareholder Services Office at (800) 531-5142, or by contacting your financial intermediary.

What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

Portfolio and Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Versatile Bond Portfolio—Class A shares (PRVDX)	$92	.90%

Management’s discussion of Portfolio performance
Versatile Bond Portfolio’s investment objective is to earn high current income. Under normal market conditions, the Portfolio invests at least 80% of its assets in bonds, which may include debt securities of all types and of any maturity, and may invest up to 20% of its assets in other securities, including preferred stocks.
During the year ended January 31, 2026, the Portfolio’s Class A shares (PRVDX) achieved a total return of 5.38%, net of expenses to average net assets of .90%, as compared to 8.35% for the Bloomberg Global Aggregate (Excluding Securitized) Bond Index over the same period. The returns of the index do not reflect a deduction for fees, expenses or taxes.
The Portfolio’s return during the year then ended lagged the performance of the index, primarily due to its investment selection, the timing of purchases and sales of those investments in relation to fluctuating market values relative to the aforementioned index, the generally lower duration of its investments as compared to the index, and its investments in U.S. dollar denominated corporate securities having greater credit risk and less currency risk than the index.

1

How a hypothetical $10,000 investment has grown

$20,000
$15,000
$10,000
$ 5,000
$14,984
$10,704
2016
2017
2018
2019
2020
2021
2022
2023
2024
2025
2026

Versatile Bond Portfolio — Class A Shares (PRVDX)

Bloomberg Global Aggregate (Excluding Securitized) Bond Index

2

Average Annual Total Returns
Periods Ended January 31, 2026

	One Year	Five Years	Inception on May 31, 2016

Versatile Bond Portfolio—Class A shares (PRVDX) (1)	5.38%	2.72%	4.27%

Bloomberg Global Aggregate (Excluding Securitized) Bond Index	8.35%	-2.10%	.71%

(1)
Returns reflect the impact of fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. See the Notes to Financial Statements in the Portfolio’s Annual Financial Statements and Other Information for specific information regarding fee waivers.

The table above shows Versatile Bond Portfolio—Class A shares (PRVDX)’s average annual total returns for the periods indicated, assuming reinvestment of all dividends and other distributions, and deduction of all applicable fees and expenses. Performance does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares.
Performance data shown above for the Portfolio represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Investment performance, current to the most recent month-end,
may be lower or higher than the performance shown above, and can be obtained by calling the Fund’s Shareholder Services Office at (800)
531-5142.

What are the Key Portfolio statistics you should know?
The following table outlines key Portfolio statistics that you should pay attention to:

Portfolio’s total net assets	$82,681,280

Total number of Portfolio holdings	54

Total advisory fees paid during reporting period	$574,684

Portfolio turnover rate as of end of reporting period	20.54%

3

What is the Portfolio invested in?
The following pie chart shows the Portfolio’s investment holdings by S&P credit rating, as a percentage of investments as of January 31, 2026.

Credit ratings range from AAA (highest) to D (lowest) based on S&P measures. Other rating agencies may rate the same securities differently. “Not Rated” securities are not rated by S&P. Credit ratings are only the opinions of the rating agencies issuing them, do not purport to reflect the risk of fluctuations in market value, are not guarantees as to the payment of inter est an
d repayment of principal, and are subject to change.

How can you get additional information about the Portfolio?

Scan the QR code or you can find additional information about the Portfolio such as the prospectus, financial information, Portfolio holdings and proxy voting information at
https://www.permanentportfoliofunds.com/versatile-bond-portfolio.html
.

Householding
Each year, the Portfolio sends to its shareholders an updated prospectus and other similar documents (each a “Report”). The mailing of the Reports may result in multiple copies of a Report being sent by the Portfolio to the same household. In order to reduce the volume of mail that the Portfolio sends to a household, the Portfolio may, whenever possible, only send one copy of a Report to shareholders who are members of the same family and share the same address of record. Shareholders may request, however, to receive individual copies of any Report, by contacting the Transfer Agent at (800) 341-8900. Shareholders who own shares of the Portfolio through a financial intermediary may also contact their financial intermediary with such a request. All such requests shall be implemented by the Portfolio within thirty days.

4

VERSATILE BOND PORTFOLIO
CLASS C SHARES (PRVHX)

Annual Shareholder Report (January 31, 2026)
This Annual Shareholder Report contains important information about the Versatile Bond Portfolio (“Portfolio”) for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Portfolio, online at
https://www.permanentportfoliofunds.com/versatile-bond-portfolio.html
. You can also get this information at no cost by calling the Portfolio’s Transfer Agent at (800) 341-8900 or the Portfolio’s Shareholder Services Office at
(800) 531-5142
, or by contacting your financial intermediary.

What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

Portfolio and Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Versatile Bond Portfolio—Class C shares (PRVHX)	$169	1.65%

Management’s discussion of Portfolio performance
Versatile Bond Portfolio’s investment objective is to earn high current income. Under normal market conditions, the Portfolio invests at least 80% of its assets in bonds, which may include debt securities of all types and of any maturity, and may invest up to 20% of its assets in other securities, including preferred stocks.
During the year ended January 31, 2026, the Portfolio’s Class C shares (PRVHX) achieved a total return of 4.58%, net of expenses to average net assets of 1.65%, as compared to 8.35% for the Bloomberg Global Aggregate (Excluding Securitized) Bond Index over the same period. The returns of the index do not reflect a deduction for fees, expenses or taxes.
The Portfolio’s return during the year then ended lagged the performance of the index, primarily due to its investment selection, the timing of purchases and sales of those investments in relation to fluctuating market values relative to the aforementioned index, the generally lower duration of its investments as compared to the index, and its investments in U.S. dollar denominated corporate securities having greater credit risk and less currency risk than the index.

1

How a hypothetical $10,000 investment has grown

$15,000
$10,000
$ 5,000
$13,936
$10,704
2016
2017
2018
2019
2020
2021
2022
2023
2024
2025
2026
Versatile Bond Portfolio — Class C Shares (PRVHX)
Bloomberg Global Aggregate (Excluding Securitized) Bond Index

2

Average Annual Total Returns
Periods Ended January 31, 2026

	One Year	Five Years	Inception on May 31, 2016

Versatile Bond Portfolio—Class C Shares (PRVHX) (1)	4.58%	1.95%	3.49%

Bloomberg Global Aggregate (Excluding Securitized) Bond Index	8.35%	-2.10%	.71%

(1)
Returns reflect the impact of fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. See the Notes to Financial Statements in the Portfolio’s Annual Financial Statements and Other Information for specific information regarding fee waivers.

The table above shows Versatile Bond Portfolio—Class C shares (PRVHX)’s average annual total returns for the periods indicated, assuming reinvestment of all dividends and other distributions, and deduction of all applicable fees and expenses. Performance does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares.
Performance data shown above for the Portfolio represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Investment performance, current to the most recent month-end,
may be lower or higher than the performance shown above, and can be obtained by calling the Fund’s Shareholder Services Office at (800)
531-5142.

What are the Key Portfolio statistics you should know?
The following table outlines key Portfolio statistics that you should pay attention to:

Portfolio’s total net assets	$82,681,280

Total number of Portfolio holdings	54

Total advisory fees paid during reporting period	$574,684

Portfolio turnover rate as of end of reporting period	20.54%

3

What is the Portfolio invested in?
The following pie chart shows the Portfolio’s investment holdings by S&P credit rating, as a percentage of investments as of January 31, 2026.

Credit ratings range from AAA (highest) to D (lowest) based on S&P measures. Other rating agencies may rate the same securities differently. “Not Rated” secu ritie
s are not rated by S&P. Credit ratings are only the opinions of the rating agencies issuing them, do not purport to reflect the risk of fluctuations in market value, are not guarantees as to the payment of interest and repayment of principal, and are subject to change.

How can you get additional information about the Portfolio?

Scan the QR code or you can find additional information about the Portfolio such as the prospectus, financial information, Portfolio holdings and proxy voting information at
https://www.permanentportfoliofunds.com/versatile-bond-portfolio.html
.

Householding
Each year, the Portfolio sends to its shareholders an updated prospectus and other similar documents (each a “Report”). The mailing of the Reports may result in multiple copies of a Report being sent by the Portfolio to the same household. In order to reduce the volume of mail that the Portfolio sends to a household, the Portfolio may, whenever possible, only send one copy of a Report to shareholders who are members of the same family and share the same address of record. Shareholders may request, however, to receive individual copies of any Report, by contacting the Transfer Agent at (800) 341-8900. Shareholders who own shares of the Portfolio through a financial intermediary may also contact their financial intermediary with such a request. All such requests shall be implemented by the Portfolio within thirty days.

4

AGGRESSIVE GROWTH PORTFOLIO
CLASS I SHARES (PAGRX)

Annual Shareholder Report (January 31, 2026)
This Annual Shareholder Report contains important information about the Aggressive Growth Portfolio (“Portfolio”) for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Portfolio, online at
https://www.permanentportfoliofunds.com/aggressive-growth-portfolio.html
. You can also get this information at no cost by calling the Portfolio’s Transfer Agent at (800) 341-8900 or the Portfolio’s Shareholder Services Office at (800) 531-5142, or by contacting your financial intermediary.

What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

Portfolio and Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Aggressive Growth Portfolio—Class I shares (PAGRX)	$131	1.10%

Management’s discussion of Portfolio performance
Aggressive Growth Portfolio’s investment objective is to achieve high (greater than for the stock market as a whole), long-term appreciation in the value of its shares. Under normal market conditions, the Portfolio invests in stocks and stock warrants of U.S. and foreign companies that are expected to have a higher profit potential than the stock market as a whole.
During the year ended January 31, 2026, the Portfolio’s Class I shares (PAGRX) achieved a total return of 37.72%, net of expenses to average net assets of 1.10%, as compared to 11.65% for the Dow Jones Industrial Average and 16.35% for the S&P 500 over the same period. Neither the Dow Jones Industrial Average nor the S&P 500 reflect deductions for fees, expenses or taxes.
The Portfolio’s return during the year then ended was primarily due to the Portfolio’s investment selection and the timing of purchases and sales of those investments in relation to fluctuating market values relative to the aforementioned indices. Industry sectors contributing the most appreciation to the Portfolio during the year ended January 31, 2026 included pharmaceuticals, computer software and services, real estate, energy services and processing, aerospace, and natural resources, while retail and engineering and construction provided the most depreciation over the same period.

1

How a hypothetical $10,000 investment has grown

$65,000
$60,000
$55,000
$50,000
$45,000
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$ 5,000
2016
2017
2018
2019
2020
2021
2022
2023
2024
2025
2026
$60,430
$42,515
$36,866
Aggressive Growth Portfolio – Class I Shares (PAGRX)
Dow Jones Industrial Average – Total Return
S&P 500

2

Average Annual Total Returns
Periods Ended January 31, 2026

	One Year	Five Years	Ten Years

Aggressive Growth Portfolio—Class I Shares (PAGRX)	37.72%	20.75%	19.71%

Dow Jones Industrial Average—Total Return	11.65%	12.42%	13.94%

S&P 500	16.35%	14.99%	15.57%
The table above shows Aggressive Growth Portfolio—Class I shares (PAGRX)’s average annual total returns for the periods indicated, assuming reinvestment of all dividends and other distributions, and deduction of all applicable fees and expenses. Performance does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares.
Performance data shown above for the Portfolio represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Investment performance, current to the most recent month-end,
may be lower or higher than the performance shown above, and can be obtained by calling the Fund’s Shareholder Services Office at (800)
531-5142.

What are the Key Portfolio statistics you should know?
The following table outlines key Portfolio statistics that you should pay attention to:

Portfolio’s total net assets	$510,179,702

Total number of Portfolio holdings	42

Total advisory fees paid during reporting period	$2,338,871

Portfolio turnover rate as of end of reporting period	—%

3

What is the Portfolio invested in?
The following pie chart shows the Portfolio’s investment holdings by industry sector, as a percentage of total net assets as of January 31, 2026.

Other Net Assets 4.23%
Aerospace 4.97%
Chemicals 5.48%
Computer Software & Services 14.21%
Electrical Equipment & Electronics 10.55%
Energy Services & Processing 1.53%
Engineering & Construction 3.50%
Entertainment & Leisure 7.51%
Financial Services 8.40%
Manufacturing 6.70%
Materials 1.74%
Natural Resources 6.11%
Pharmaceuticals 7.74%
Real Estate 4.87%
Retail 6.92%
Transportation 5.54%

How can you get additional information about the Portfolio?

Scan the QR code or you can find additional information about the
Portfolio
such as the prospectus, financial information, Portfolio holdings and proxy voting information at
https://www.permanentportfoliofunds.com/aggressive-growth-portfolio.html
.

Householding
Each year, the Portfolio sends to its shareholders an updated prospectus and other similar documents (each a “Report”). The mailing of the Reports may result in multiple copies of a Report being sent by the Portfolio to the same household. In order to reduce the volume of mail that the Portfolio sends to a household, the Portfolio may, whenever possible, only send one copy of a Report to shareholders who are members of the same family and share the same address of record. Shareholders may request, however, to receive individual copies of any Report, by contacting the Transfer Agent at (800) 341-8900. Shareholders who own shares of the Portfolio through a financial intermediary may also contact their financial intermediary with such a request. All such requests shall be implemented by the Portfolio within thirty days.

4

AGGRESSIVE GROWTH PORTFOLIO
CLASS A SHARES (PAGDX)

Annual Shareholder Report (January 31, 2026)
This Annual Shareholder Report contains important information about the Aggressive Growth Portfolio (“Portfolio”) for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Portfolio, online at
https://www.permanentportfoliofunds.com/aggressive-growth-portfolio.html
. You can also get this information at no cost by calling the Portfolio’s Transfer Agent at (800) 341-8900 or the Portfolio’s Shareholder Services Office at (800) 531-5142, or by contacting your financial intermediary.

What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

Portfolio and Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Aggressive Growth Portfolio—Class A shares (PAGDX)	$160	1.35%

Management’s discussion of Portfolio performance
Aggressive Growth Portfolio’s investment objective is to achieve high (greater than for the stock market as a whole), long-term appreciation in the value of its shares. Under normal market conditions, the Portfolio invests in stocks and stock warrants of U.S. and foreign companies that are expected to have a higher profit potential than the stock market as a whole.
During the year ended January 31, 2026, the Portfolio’s Class A shares (PAGDX)
achieved
a total return of 37.38%, net of expenses to average net assets of 1.35%, as compared to 11.65% for the Dow Jones Industrial Average and 16.35% for the S&P 500 over the same period. Neither the Dow Jones Industrial Average nor the S&P 500 reflect deductions for fees, expenses or taxes.
The Portfolio’s return during the year then ended was primarily due to the
Portfolio’s investment selection and the timing of purchases and sales of those investments in relation to fluctuating market values relative to the aforementioned indices. Industry sectors contributing the most appreciation to the Portfolio during the year ended January 31, 2026 included pharmaceuticals, computer software and services, real estate, energy services and processing, aerospace, and natural resources, while retail and engineering and construction provided the most depreciation over the same period.

1

How a hypothetical $10,000 investment has grown

$55,000
$50,000
$45,000
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$ 5,000
2016
2017
2018
2019
2020
2021
2022
2023
2024
2025
2026
$52,100
$39,013
$33,754
Aggressive Growth Portfolio — Class A Shares (PAGDX)
Dow Jones Industrial Average — Total Return
S&P 500

2

Average Annual Total Returns
Periods Ended January 31, 2026

	One Year	Five Years	Inception on May 31, 2016

Aggressive Growth Portfolio—Class A Shares (PAGDX)	37.38%	20.45%	18.61%

Dow Jones Industrial Average—Total Return	11.65%	12.42%	13.40%

S&P 500	16.35%	14.99%	15.11%
The table above shows Aggressive Growth Portfolio—Class A shares (PAGDX)’s average annual total returns for the periods indicated, assuming reinvestment of all dividends and other distributions, and deduction of all applicable fees and expenses. Performance does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares.
Performance data shown above for the Portfolio represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Investment performance, current to the most recent month-end,
may be lower or higher than the performance shown above, and can be obtained by calling the Fund’s Shareholder Services Office at (800)
531-5142.

What are the Key Portfolio statistics you should know?
The following table outlines key Portfolio statistics that you should pay attention to:

Portfolio’s total net assets	$510,179,702

Total number of Portfolio holdings	42

Total advisory fees paid during reporting period	$2,338,871

Portfolio turnover rate as of end of reporting period	—%

3

What is the Portfolio invested in?
The following pie chart shows the Portfolio’s investment holdings by industry sector, as a percentage of total net assets as of January 31, 2026.

How can you get additional information about the Portfolio?

Scan the QR code or you can find additional information about the Portfolio such as the prospectus, financial information, Portfolio holdings and proxy voting information at
https://www.permanentportfoliofunds.com/aggressive-growth-portfolio.html
.

Householding
Each year, the Portfolio sends to its shareholders an updated prospectus and other similar documents (each a “Report”). The mailing of the Reports may result in multiple copies of a Report being sent by the Portfolio to the same household. In order to reduce the volume of mail that the Portfolio sends to a household, the Portfolio may, whenever possible, only send one copy of a Report to shareholders who are members of the same family and share the same address of record. Shareholders may request, however, to receive individual copies of any Report, by contacting the Transfer Agent at (800) 341-8900. Shareholders who own shares of the Portfolio through a financial intermediary may also contact their financial intermediary with such a request. All such requests shall be implemented by the Portfolio within thirty days.

4

AGGRESSIVE GROWTH PORTFOLIO
CLASS C SHARES (PAGHX)

Annual Shareholder Report (January 31, 2026)
This Annual Shareholder Report contains important information about the Aggressive Growth Portfolio (“Portfolio”) for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Portfolio, online at
https://www.permanentportfoliofunds.com/aggressive-growth-portfolio.html
. You can also get this information at no cost by calling the Portfolio’s Transfer Agent at (800) 341-8900 or the Portfolio’s Shareholder Services Office at (800) 531-5142, or by contacting your financial intermediary.

What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

Portfolio and Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Aggressive Growth Portfolio—Class C shares (PAGHX)	$248	2.10%

Management’s discussion of Portfolio performance
Aggressive Growth Portfolio’s investment objective is to achieve high (greater than for the stock market as a whole), long-term appreciation in the value of its shares. Under normal market conditions, the Portfolio invests in stocks and stock warrants of U.S. and foreign companies that are expected to have a higher profit potential than the stock market as a whole.
During the year ended January 31, 2026, the Portfolio’s
Class
C shares (PAGHX) achieved a total return of 36.36%, net of expenses to average net assets of 2.10%, as compared to 11.65% for the Dow Jones Industrial Average and 16.35% for the S&P 500 over the same period. Neither the Dow Jones Industrial Average nor the S&P 500 reflect deductions for fees, expenses or taxes.
The Portfolio’s return during the year then ended was
primarily
due to the Portfolio’s investment selection and the timing of purchases and sales of those investments in relation to fluctuating market values relative to the aforementioned indices. Industry sectors contributing the most appreciation to the Portfolio during the year ended January 31, 2026 included pharmaceuticals, computer software and services, real estate, energy services and processing, aerospace, and natural resources, while retail and engineering and construction provided the most depreciation over the same period.

1

How a hypothetical $10,000 investment has grown

$50,000
$45,000
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$ 5,000
2016
2017
2018
2019
2020
2021
2022
2023
2024
2025
2026
$48,461
$39,013
$33,754

Aggressive Growth Portfolio — Class C Shares (PAGHX)
Dow Jones Industrial Average — Total Return
S&P 500

2

Average Annual Total Returns
Periods Ended January 31, 2026

	One Year	Five Years	Inception on May 31, 2016

Aggressive Growth Portfolio—Class C Shares (PAGHX)	36.36%	19.56%	17.73%

Dow Jones Industrial Average—Total Return	11.65%	12.42%	13.40%

S&P 500	16.35%	14.99%	15.11%
The table above shows Aggressive Growth Portfolio—Class C shares (PAGHX)’s average annual total returns for the periods indicated, assuming reinvestment of all dividends and other distributions, and deduction of all applicable fees and expenses. Performance does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares.
Performance data shown above for the Portfolio represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Investment performance, current to the most recent month-end,
may be lower or higher than the performance shown above, and can be obtained by calling the Fund’s Shareholder Services Office at (800)
531-5142.

What are the Key Portfolio
statistics
you should know?
The following table outlines key Portfolio statistics that you should pay attention to:

Portfolio’s total net assets	$510,179,702

Total number of Portfolio holdings	42

Total advisory fees paid during reporting period	$2,338,871

Portfolio turnover rate as of end of reporting period	—%

3

What is the Portfolio invested in?
The following pie chart shows the Portfolio’s investment holdings by industry sector, as a percentage of total net assets as of January 31, 2026.

How can you get additional information about the Portfolio?

Scan the QR code or you can find additional information about the Portfolio such as the prospectus, financial information, Portfolio holdings and proxy voting information at
https://www.permanentportfoliofunds.com/aggressive-growth-portfolio.html
.

Householding
Each year, the Portfolio sends to its shareholders an updated prospectus and other similar documents (each a “Report”). The mailing of the Reports may result in multiple copies of a Report being sent by the Portfolio to the same household. In order to reduce the volume of mail that the Portfolio sends to a household, the Portfolio may, whenever possible, only send one copy of a Report to shareholders who are members of the same family and share the same address of record. Shareholders may request, however, to receive individual copies of any Report, by contacting the Transfer Agent at (800) 341-8900. Shareholders who own shares of the Portfolio through a financial intermediary may also contact their financial intermediary with such a request. All such requests shall be implemented by the Portfolio within thirty days.

4

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this Form N-CSR, the Registrant has adopted a code of ethics that applies to its principal executive officer and principal financial officer (“Code of Ethics for Executive Officers”).

(b)	No response required.

(c)	The Registrant has not made amendments to its Code of Ethics for Executive Officers during the fiscal year ended January 31, 2026.

(d)	The Registrant has not granted any waivers from any provisions of its Code of Ethics for Executive Officers during the fiscal year ended January 31, 2026.

(e)	Not applicable.

(f)

A copy of the Registrant’s Code of Ethics for Executive Officers, adopted September 21, 2015, is filed as Exhibit 13(a)(1) to this Form N-CSR. The Code of Ethics for Executive Officers is available, without charge and upon request, by writing or calling the Registrant’s Shareholder Services Office at (800) 531-5142.

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees (“Board”) has determined that no member of its Audit Committee qualifies as an “audit committee financial expert” (“ACFE”). After evaluating the matter, the Board concluded that it was not necessary to have a trustee on the Audit Committee who qualifies as an ACFE, given that the financial statements and accounting principles that apply to registered investment companies such as the Registrant are generally simpler and more straightforward compared to operating companies, and the financial literacy of the current Audit Committee members is adequate to discharge their duties as members of the Audit Committee.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the Registrant’s principal accountant for the audit of the Registrant’s annual financial statements, or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years, were $138,000 and $135,100 for the fiscal years ended January 31, 2026 and January 31, 2025, respectively.

(b)

Audit-Related Fees. There were no fees billed for each of the last two fiscal years ended January 31, 2026 and January 31, 2025, respectively, for assurance and related services provided by the Registrant’s principal accountant that were reasonably related to the performance of the audit of the Registrant’s financial statements and were not reported under paragraph (a) of this Item.

(c)

Tax Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the Registrant’s principal accountant for tax compliance, tax advice and tax planning were $16,800 and $16,000 for the fiscal years ended January 31, 2026 and January 31, 2025, respectively. Tax fees represent tax compliance services provided in connection with the preparation of the Registrant’s tax returns.

(d)

All Other Fees. There were no fees billed for each of the last two fiscal years ended January 31, 2026 and January 31, 2025, respectively, for products and services provided by the Registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)(1)

Pursuant to Section 3(c) of the Registrant’s Audit Committee Charter, adopted September 21, 2015, the pre-approval policies and procedures of the Registrant’s Audit Committee, in accordance with paragraph (c)(7) of Rule 2-01 of Regulation S-X, are as follows:

“The Committee shall review any audit and non-audit services provided to the Trust by the Auditor and the fees charged for such services. Except as provided below, the Committee’s prior approval shall be necessary for the engagement of the Auditor to provide any audit or non-audit services on behalf of the Trust, and any non-audit services on behalf of the Trust’s investment adviser (“Adviser”) or any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Trust, where the proposed engagement relates directly to the operations and financial reporting of the Trust. Non-audit services that would otherwise qualify under the de minimis exception described in the Securities Exchange Act of 1934, as amended, and any applicable rules thereunder, that were not pre-approved by the Committee shall be approved by the Committee prior to the completion of the engagement. Pre-approval by the Committee shall not be required for engagements entered into pursuant to: (i) pre-approval policies and procedures established by the Committee; or (ii) pre-approval granted by one or more members of the Committee to whom, or by a subcommittee to which, the Committee has delegated pre-approval authority; provided, however, in either case, that the Committee is informed of each such engagement at the earlier of its next meeting, or at the Board’s next quarterly meeting.”

(e)(2)	None of the services included in each of paragraphs (b) through (d) of this Item were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)

Not applicable to the Registrant because there were no hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time permanent employees.

(g)

The aggregate non-audit fees billed for each of the last two fiscal years for services rendered by the Registrant’s principal accountant to the Registrant were $16,800 and $16,000 for the fiscal years ended January 31, 2026 and January 31, 2025, respectively. There were no non-audit fees billed by the Registrant’s principal accountant for services rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant for each of the last two fiscal years of the Registrant.

(h)

Not applicable to the Registrant as the Registrant’s principal accountant did not render any non-audit services to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant for each of the last two fiscal years of the Registrant.

(i)	Not applicable to the Registrant.

(j)	Not applicable to the Registrant.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments.

Included in Item 7.

Item 7. Financial Statements and Financial Highlights For Open-End Management Investment Companies.

The Annual Financial Statements and Other Information of the Registrant for the year ended January 31, 2026 is included herein.

Annual Financial Statements and Other Information Year Ended January 31, 2026

Permanent Portfolio®

Class I — PRPFX | Class A — PRPDX | Class C — PRPHX

Short-Term Treasury Portfolio

Class I — PRTBX

Versatile Bond Portfolio

Class I — PRVBX | Class A — PRVDX | Class C — PRVHX

Aggressive Growth Portfolio

Class I — PAGRX | Class A — PAGDX | Class C — PAGHX

Permanent Portfolio®, The Permanent Portfolio Family of Funds®, A Fund for All Seasons® and The Permanent Portfolio Family of Funds logo are registered trademarks of Pacific Heights Asset Management, LLC. This Report is Copyright© 2026 Permanent Portfolio Family of Funds. All rights reserved.

PERMANENT PORTFOLIO®

Schedule of Investments

January 31, 2026

Quantity			Market Value
		GOLD ASSETS — 21.32% of Total Net Assets
	223,340 Troy Oz.	Gold bullion (a)	$1,095,225,650
	90,000 Coins	One-ounce gold coins (a)	446,277,731

		Total Gold Assets (identified cost $383,167,290)	$1,541,503,381

		SILVER ASSETS — 7.32% of Total Net Assets
	6,759,398 Troy Oz.	Silver bullion (a)	$529,193,247

		Total Silver Assets (identified cost $122,124,237)	$529,193,247

Principal Amount
		SWISS FRANC ASSETS — 7.92% of Total Net Assets
CHF	75,000,000	1.250% Swiss Confederation Bonds, 05-28-26	$97,450,438
CHF	40,000,000	3.250% Swiss Confederation Bonds, 06-27-27	54,237,113
CHF	15,000,000	4.000% Swiss Confederation Bonds, 04-08-28	21,166,289
CHF	130,000,000	-.091% Swiss Confederation Bonds, 06-22-29 (b)	168,684,690
CHF	100,000,000	.500% Swiss Confederation Bonds, 05-27-30	132,216,545
CHF	65,000,000	.500% Swiss Confederation Bonds, 06-27-32	86,235,043
CHF	10,000,000	-.152% Swiss Confederation Bonds, 06-26-34 (b)	12,772,136

		Total Swiss Franc Assets (identified cost $512,835,546)	$572,762,254

Number of Shares
		REAL ESTATE AND NATURAL RESOURCE STOCKS — 16.29% of Total Net Assets

		NATURAL RESOURCES — 8.21% of Total Net Assets
	550,000	APA Corporation	$14,525,500
	425,000	BHP Group, Ltd. (c)	29,210,250
	3,000,000	Birchcliff Energy, Ltd.	16,140,000
	350,000	BP, p.l.c. (c)	13,258,000
	500,000	Cameco Corporation	61,695,000
	550,000	Canadian Natural Resources Ltd.	20,465,500
	275,000	Chevron Corporation	48,647,500
	300,000	ConocoPhillips	31,269,000
	550,000	Devon Energy Corporation	22,115,500
	275,000	Exxon Mobil Corporation	38,885,000
	2,400,000	Freeport-McMoRan, Inc.	144,552,000
	550,000	Murphy Oil Corporation	16,549,500
	300,000	Nutrien, Ltd.	20,667,000
	450,000	Occidental Petroleum Corporation	20,425,500
	100,000	Occidental Petroleum Corporation warrants (a)	2,353,000
	450,000	Ovintiv, Inc.	19,561,500
	425,000	Rio Tinto p.l.c (c)	38,687,750
	500,000	South32 Limited (c)	7,835,000
	500,000	Vale S.A. (c)	8,035,000
	450,000	Viper Energy Partners LP	19,053,000

			$593,930,500

Continued on following page.

PERMANENT PORTFOLIO®

Schedule of Investments

January 31, 2026

Number of Shares		Market Value
	REAL ESTATE — 8.08% of Total Net Assets
200,000	Alexander & Baldwin, Inc.	$4,148,000
200,000	American Tower Corporation	35,856,000
150,000	AvalonBay Communities, Inc.	26,650,500
250,000	BXP, Inc.	16,167,500
275,000	Centerspace	17,674,250
450,000	CubeSmart, L.P.	16,888,500
150,000	Digital Realty Trust, Inc.	24,892,500
100,000	Essex Property Trust, Inc.	25,187,000
200,000	Federal Realty Investment Trust	20,232,000
350,000	Highwoods Properties, Inc.	9,047,500
550,000	Kimco Realty Corporation	11,594,000
500,000	Millrose Properties, Inc.	14,900,000
850,000	Outfront Media, Inc.	20,672,000
225,000	Prologis, Inc.	29,376,000
275,000	Regency Centers Corporation	20,039,250
125,000	Simon Property Group, Inc.	23,913,750
500,000	STAG Industrial, Inc.	18,755,000
570,000	Texas Pacific Land Corporation	198,565,200
350,000	UDR, Inc.	13,002,500
650,000	UMH Properties, Inc.	10,159,500
350,000	Vornado Realty Trust	11,158,000
600,000	Weyerhaeuser Company	15,468,000

		$584,346,950

	Total Real Estate and Natural Resource Stocks (identified cost $730,020,890)	$1,178,277,450

	AGGRESSIVE GROWTH STOCKS — 16.23% of Total Net Assets

	AEROSPACE — .44% of Total Net Assets
50,000	Lockheed Martin Corporation	$31,711,000

		$31,711,000
	CHEMICALS — .46% of Total Net Assets
60,000	Air Products & Chemicals, Inc.	$16,350,000
100,000	Albemarle Corporation	17,063,000

		$33,413,000
	COMPUTER SOFTWARE & SERVICES — 3.39% of Total Net Assets
100,000	AppLovin Corporation Class A (a)	$47,311,000
60,000	Autodesk, Inc. (a)	15,172,200
1,100,000	Palantir Technologies, Inc. Class A (a)	161,249,000
400,000	Quantum Computing, Inc. (a)	3,708,000
150,000	Twilio, Inc. Class A (a)	18,069,000

		$245,509,200
	ELECTRICAL EQUIPMENT & ELECTRONICS — 3.19% of Total Net Assets
200,000	Arm Holdings plc (a)(c)	$21,072,000
200,000	Broadcom, Inc.	66,260,000
750,000	NVIDIA Corporation	143,347,500

		$230,679,500
	ENERGY SERVICES & PROCESSING — .40% of Total Net Assets
275,000	HF Sinclair Corporation	$14,297,250
100,000	Phillips 66	14,356,000

		$28,653,250

Continued on following page.

PERMANENT PORTFOLIO®

Schedule of Investments

January 31, 2026

Number of Shares		Market Value
	ENGINEERING & CONSTRUCTION — .35% of Total Net Assets
250,000	Fluor Corporation (a)	$11,547,500
125,000	Lennar Corporation Class A	13,668,750

		$25,216,250
	ENTERTAINMENT & LEISURE — 1.89% of Total Net Assets
100,000	Disney (Walt) Company	$11,280,000
160,000	Meta Platforms, Inc. Class A	114,640,000
100,000	Wynn Resorts, Ltd.	10,745,000

		$136,665,000
	FINANCIAL SERVICES — 1.74% of Total Net Assets
400,000	Affirm Holdings, Inc. Class A (a)	$24,120,000
200,000	Morgan Stanley	36,560,000
250,000	Schwab (Charles) Corporation	25,980,000
150,000	State Street Corporation	19,629,000
60,000	Visa, Inc. Class A	19,309,800

		$125,598,800
	MANUFACTURING — 1.35% of Total Net Assets
100,000	Agilent Technologies, Inc.	$13,385,000
90,000	Illinois Tool Works, Inc.	23,513,400
150,000	IPG Photonics Corporation (a)	13,861,500
50,000	Parker-Hannifin Corporation	46,792,000

		$97,551,900
	MATERIALS — .31% of Total Net Assets
125,000	Nucor Corporation	$22,215,000

		$22,215,000
	PHARMACEUTICALS — .71% of Total Net Assets
60,000	Amgen, Inc.	$20,512,800
350,000	Structure Therapeutics, Inc. (a)	30,957,500

		$51,470,300
	RETAIL — 1.05% of Total Net Assets
50,000	Costco Wholesale Corporation	$47,012,500
50,000	Lululemon Athletica, Inc. (a)	8,725,000
100,000	Williams-Sonoma, Inc.	20,465,000

		$76,202,500
	TRANSPORTATION — .95% of Total Net Assets
200,000	Canadian Pacific Kansas City Limited	$14,868,000
60,000	FedEx Corporation	19,335,000
75,000	Ryder System, Inc.	14,346,000
250,000	Uber Technologies, Inc. (a)	20,012,500

		$68,561,500

	Total Aggressive Growth Stocks (identified cost $405,064,776)	$1,173,447,200

Continued on following page.

PERMANENT PORTFOLIO®

Schedule of Investments

January 31, 2026

Principal Amount		Market Value
	DOLLAR ASSETS — 30.49% of Total Net Assets

	CORPORATE BONDS — 20.22% of Total Net Assets

	AEROSPACE— .42% of Total Net Assets
$12,500,000	7.500% BAE Systems, Inc., 07-01-27 (d)	$13,111,905
17,500,000	3.250% Northrop Grumman Corporation, 01-15-28	17,281,408

		$30,393,313
	AGRICULTURAL PRODUCTS — .15% of Total Net Assets
10,000,000	6.625% Archer-Daniels-Midland Company, 05-01-29	$10,728,850

		$10,728,850
	CHEMICALS — .84% of Total Net Assets
10,000,000	4.900% Air Products & Chemicals, Inc., 10-11-32	$10,267,730
10,000,000	3.750% RPM International, Inc., 03-15-27	9,960,050
20,000,000	4.800% Sherwin-Williams Company, 09-01-31	20,464,110
20,000,000	3.600% Westlake Corporation, 08-15-26	19,914,810

		$60,606,700
	CONSUMER PRODUCTS — 1.98% of Total Net Assets
12,000,000	4.000% Brown-Forman Corporation, 04-15-38	$10,794,492
20,000,000	4.150% Campbell’s (The) Company, 03-15-28	20,009,110
17,500,000	7.125% Conagra Brands, Inc., 10-01-26	17,829,464
5,621,000	3.500% Imperial Brands, p.l.c., 07-26-26 (d)	5,602,099
15,000,000	2.100% Kellanova, 06-01-30	13,744,395
17,500,000	4.750% Nestle Capital Corporation, 03-12-31 (d)	17,963,339
40,000,000	1.250% Pernod Ricard International Finance, LLC, 04-01-28 (d)	37,691,840
20,000,000	3.375% Smucker (J.M.) Company, 12-15-27	19,794,020

		$143,428,759
	ELECTRICAL EQUIPMENT & ELECTRONICS — .39% of Total Net Assets
12,500,000	4.625% Avnet, Inc., 04-15-26	$12,505,419
17,500,000	3.000% Skyworks Solutions, Inc., 06-01-31	15,910,886

		$28,416,305
	ENERGY SERVICES & PROCESSING — 1.32% of Total Net Assets
32,500,000	5.000% Kinder Morgan, Inc., 02-01-29	$33,351,208
20,000,000	5.625% Oneok, Inc., 01-15-26 (d)	20,410,020
9,750,000	6.875% Oneok, Inc., 09-30-28	10,406,170
22,000,000	5.300% Williams Companies, Inc., 08-15-28	22,653,169
7,500,000	7.750% Williams Companies, Inc., 06-15-31	8,566,050

		$95,386,617
	ENGINEERING & CONSTRUCTION — .70% of Total Net Assets
35,000,000	4.750% Lennar Corporation, 11-29-27	$35,346,465
15,000,000	5.500% PulteGroup, Inc., 03-01-26	15,000,922

		$50,347,387
	FINANCIAL SERVICES — .87% of Total Net Assets
7,500,000	3.375% Citadel Finance, LLC, 03-09-26 (d)	$7,492,217
15,000,000	4.700% Manufacturers & Traders Trust Company, 01-27-28	15,204,412
15,000,000	4.875% Mastercard, Inc., 05-09-34	15,279,818
25,000,000	4.550% UBS Group, AG, 04-17-26	25,031,700

		$63,008,147
	INSURANCE — 1.10% of Total Net Assets
25,000,000	3.625% Alleghany Corporation, 05-15-30	$24,463,950
10,000,000	4.500% Brown & Brown, Inc., 03-15-29	10,080,420
12,500,000	6.920% Cincinnati Financial Corporation, 05-15-28	13,277,012
22,500,000	3.200% Loews Corporation, 05-15-30	21,556,327
10,000,000	4.400% Mercury General Corporation, 03-15-27	9,986,530

		$79,364,239

Continued on following page.

PERMANENT PORTFOLIO®

Schedule of Investments

January 31, 2026

Principal Amount		Market Value
	MANUFACTURING — 1.02% of Total Net Assets
$15,000,000	2.750% Alcon Finance Corporation, 09-23-26 (d)	$14,870,024
17,500,000	4.625% Kennametal, Inc., 06-15-28	17,646,449
15,000,000	4.600% Keysight Technologies, Inc., 04-06-27	15,076,222
15,000,000	5.350% Keysight Technologies, Inc., 07-30-30	15,587,168
10,000,000	6.700% Rockwell Automation, Inc., 01-15-28	10,518,435

		$73,698,298
	MATERIALS — .72% of Total Net Assets
25,000,000	2.500% Martin Marietta Materials, Inc., 03-15-30	$23,322,500
30,000,000	3.500% Vulcan Materials Company, 06-01-30	29,041,950

		$52,364,450
	NATURAL RESOURCES — 2.68% of Total Net Assets
7,500,000	4.875% BHP Billiton Finance (USA) Limited, 02-27-26	$7,504,871
9,300,000	7.000% ConocoPhillips, 03-30-29	10,033,705
12,500,000	3.900% Coterra Energy, Inc., 05-15-27	12,476,181
5,250,000	3.900% Coterra Energy, Inc., 05-15-27	5,135,954
12,500,000	4.375% Coterra Energy, Inc., 03-15-29	12,575,513
6,500,000	4.375% Coterra Energy, Inc., 03-15-29	6,528,876
9,008,000	5.250% Devon Energy Corporation, 10-15-27	9,022,674
13,016,000	5.875% Devon Energy Corporation, 06-15-28	13,037,489
17,500,000	3.250% Diamondback Energy, Inc., 12-01-26	17,399,515
12,500,000	5.400% Glencore Funding, LLC, 05-08-28 (d)	12,847,294
17,500,000	4.050% Mosaic (The) Company, 11-15-27	17,513,851
12,500,000	7.300% Mosaic (The) Company, 01-15-28	13,103,000
10,000,000	4.000% Nutrien, Ltd., 12-15-26	10,045,265
25,000,000	5.650% Ovintiv, Inc., 05-15-28	25,793,213
15,000,000	7.200% Pioneer Natural Resources Company, 01-15-28	15,922,815
5,000,000	3.800% Yara International ASA, 06-06-26 (d)	5,012,480

		$193,952,696
	PHARMACEUTICALS — .52% of Total Net Assets
12,590,000	3.300% Bio-Rad Laboratories, Inc., 03-15-27	$12,488,562
5,000,000	6.800% Bristol-Myers Squibb Company, 11-15-26	5,103,581
20,000,000	4.150% Zoetis, Inc., 08-17-28	20,119,610

		$37,711,753
	REAL ESTATE — 4.28% of Total Net Assets
14,910,000	3.650% Boston Properties, L.P., 02-01-26	$14,906,601
5,000,000	3.950% Brandywine Operating Partnership, L.P., 11-15-27	4,911,667
10,000,000	5.850% Camden Property Trust, 11-03-26	10,125,500
20,000,000	4.100% Camden Property Trust, 10-15-28	20,048,570
12,500,000	2.000% COPT Defense Properties, 01-15-29	11,757,269
24,250,000	3.125% Cubesmart, L.P., 09-01-26	24,114,758
30,000,000	5.250% First Industrial, L.P., 01-15-31	30,540,135
10,000,000	4.125% Highwoods Realty, L.P., 03-15-28	9,942,040
6,025,000	2.800% Kimco Realty Corporation, 10-01-26	5,984,632
14,826,000	6.750% LXP Industrial Trust, 11-15-28	15,692,254
17,500,000	3.600% Mid-America Apartment Communities, Inc., 06-01-27	17,438,225
17,063,000	2.750% Rayonier, L.P., 05-17-31	15,494,347
15,000,000	3.600% Regency Centers, L.P., 02-01-27	14,948,535
10,000,000	4.125% Regency Centers, L.P., 03-15-28	10,026,455
12,500,000	2.950% Regency Centers, L.P., 09-15-29	12,001,938
15,000,000	3.700% Regency Centers, L.P., 6-15-30	14,695,905
25,000,000	2.300% Sun Communities Operating Limited Partnership, 11-01-28	23,780,550
10,000,000	2.950% UDR, Inc., 09-01-26	9,946,690
29,750,000	4.400% UDR, Inc., 01-26-29	29,985,055
12,500,000	6.950% Weyerhaeuser Company, 10-01-27	13,062,462

		$309,403,588

Continued on following page.

PERMANENT PORTFOLIO®

Schedule of Investments

January 31, 2026

Principal Amount		Market Value
	RETAIL — .10% of Total Net Assets
$7,500,000	1.750% Advance Auto Parts, Inc., 10-01-27	$7,106,764

		$7,106,764
	TRANSPORTATION — 1.90% of Total Net Assets
12,500,000	2.875% Canadian Pacific Kansas City Limited, 11-15-29	$12,018,375
15,000,000	4.250% CSX Corporation, 03-15-29	15,136,838
12,500,000	3.875% Hunt (J.B.) Transport Services, Inc., 03-01-26	12,497,875
20,000,000	4.900% Hunt (J.B.) Transport Services, Inc., 03-15-30	20,444,730
7,500,000	4.200% Kirby Corporation, 03-01-28	7,497,896
12,500,000	1.750% Ryder System, Inc., 09-01-26	12,341,775
35,000,000	2.375% Union Pacific Corporation, 05-20-31	32,043,935
22,500,000	7.620% UPS of America, Inc., 04-01-30	25,429,623

		$137,411,047
	UTILITIES — 1.09% of Total Net Assets
7,500,000	3.250% Entergy Mississsippi, LLC, 12-01-27	$7,383,626
15,000,000	4.400% Florida Power & Light Company, 05-15-28	15,190,238
30,000,000	5.150% Florida Power & Light Company, 06-15-29	31,130,835
25,000,000	3.950% National Fuel Gas Company, 09-15-27	24,922,737

		$78,627,436
	WASTE & ENVIRONMENTAL SERVICES — .14% of Total Net Assets
10,000,000	4.875% Republic Services, Inc., 04-01-29	$10,242,525

		$10,242,525

		$1,462,198,874

	UNITED STATES TREASURY SECURITIES — 10.27% of Total Net Assets
100,000,000	United States Treasury bills 3.028%, 02-12-26 (b)	$99,900,549
60,000,000	United States Treasury bills 3.272%, 02-19-26 (b)	59,897,993
55,000,000	United States Treasury notes 4.875%, 04-30-26	55,152,367
55,000,000	United States Treasury notes 4.125%, 06-15-26	55,112,555
60,000,000	United States Treasury notes 3.875%, 05-31-27	60,273,268
55,000,000	United States Treasury notes 3.750%, 08-15-27	55,184,858
75,000,000	United States Treasury notes 3.500%, 11-15-28	74,821,391
55,000,000	United States Treasury notes 3.875%, 12-31-29	55,332,224
75,000,000	United States Treasury notes 3.875%, 08-31-32	74,485,499
95,000,000	United States Treasury bonds 3.500%, 02-15-39	86,096,529
95,000,000	United States Treasury bonds 2.000%, 11-15-41	66,092,626

		$742,349,859

	Total Dollar Assets (identified cost $2,193,760,198)	$2,204,548,733

	Total Portfolio — 99.57% of total net assets (identified cost $4,346,972,937) (e)	$7,199,732,265
	Other assets, less liabilities (.43% of total net assets)	30,906,193

	Net assets applicable to outstanding shares	$7,230,638,458

	Notes:
	(a) Non-income producing.
	(b) Interest rate represents yield to maturity.
	(c) Sponsored American Depositary Receipt (ADR).

(d)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration to qualified institutional investors. As of January 31, 2026, these securities amounted to $135,001,218, or 1.87% of Permanent Portfolio’s total net assets, and have been determined by the Portfolio’s investment adviser to be liquid.

	(e) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes to financial statements.

SHORT-TERM TREASURY PORTFOLIO

Schedule of Investments

January 31, 2026

Principal Amount		Market Value
	UNITED STATES TREASURY SECURITIES — 98.28% of Total Net Assets
$1,500,000	United States Treasury notes 4.000%, 02-15-26	$1,499,656
1,500,000	United States Treasury notes 4.125%, 06-15-26	1,503,070
1,500,000	United States Treasury notes 1.500%, 08-15-26	1,483,144
1,500,000	United States Treasury notes 2.000%, 11-15-26	1,481,651
1,500,000	United States Treasury notes 4.125%, 01-31-27	1,508,553
1,500,000	United States Treasury notes 4.250%, 03-15-27	1,511,401
1,500,000	United States Treasury notes 3.750%, 08-15-27	1,505,042
1,500,000	United States Treasury notes 3.875%, 03-15-28	1,510,248

	Total Portfolio — 98.28% of total net assets (identified cost $11,941,098) (a)	$12,002,765
	Other assets, less liabilities (1.72% of total net assets)	210,118

	Net assets applicable to outstanding shares	$12,212,883

	Notes:
	(a) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes to financial statements.

VERSATILE BOND PORTFOLIO

Schedule of Investments

January 31, 2026

Principal Amount		Market Value
	CORPORATE BONDS — 75.90% of Total Net Assets

	AEROSPACE — 1.64% of Total Net Assets
$1,354,000	4.200% Hexcel Corporation, 02-15-27	$1,355,321

		$1,355,321
	CHEMICALS — 3.36% of Total Net Assets
1,000,000	3.200% FMC Corporation, 10-01-26	$988,932
1,750,000	4.800% Sherwin-Williams Company, 09-01-31	1,790,610

		$2,779,542
	CONSUMER PRODUCTS — 11.92% of Total Net Assets
3,250,000	1.668% B.A.T. International Finance, p.l.c., 03-25-26	$3,238,216
1,750,000	4.000% Brown-Forman Corporation, 04-15-38	1,574,197
1,750,000	7.125% Conagra Brands, Inc., 10-01-26	1,782,946
1,737,000	3.500% Imperial Brands, p.l.c., 07-26-26 (a)	1,731,159
1,750,000	1.500% Mondelez International, Inc., 02-04-31	1,528,632

		$9,855,150
	ELECTRICAL EQUIPMENT & ELECTRONICS — 4.04% of Total Net Assets
1,750,000	4.625% Avnet, Inc., 04-15-26	$1,750,759
1,750,000	3.000% Skyworks Solutions, Inc., 06-01-31	1,591,089

		$3,341,848
	ENERGY SERVICES & PROCESSING — 9.72% of Total Net Assets
5,532,950	4.750% El Paso Energy Capital Trust I, 03-31-28 (b)	$5,535,163
2,500,000	4.000% Oneok, Inc., 07-13-27	2,499,679

		$8,034,842
	ENGINEERING & CONSTRUCTION — 3.63% of Total Net Assets
3,000,000	5.500% PulteGroup, Inc., 03-01-26	$3,000,185

		$3,000,185
	FINANCIAL SERVICES — 2.59% of Total Net Assets
997,500	6.500% BRC Group Holdings, Inc., 09-30-26	$946,428
1,000,000	4.625% KKR Group Finance Company IX, 04-01-61	700,400
500,000	5.900% PNC Bank, N.A., 04-01-26	498,995

		$2,145,823
	INSURANCE — 7.63% of Total Net Assets
500,000	5.750% American National Group, Inc., 10-01-29	$518,146
1,500,000	4.500% Brown & Brown, Inc., 03-15-29	1,512,063
1,000,000	7.400% F&G Annuities & Life, Inc., 01-13-28	1,045,037
875,000	7.950% F&G Annuities & Life, Inc., 12-15-53	897,750
1,750,000	4.400% Mercury General Corporation, 03-15-27	1,747,643
750,000	7.450% Phoenix Companies, Inc., 01-15-32	585,000

		$6,305,639
	MANUFACTURING — 8.55% of Total Net Assets
2,250,000	4.625% Kennametal, Inc., 06-15-28	$2,268,829
4,000,000	4.600% Keysight Technologies, Inc., 04-06-27	4,020,326
750,000	5.600% Nordson Corporation, 09-15-28	776,497

		$7,065,652
	MATERIALS — 3.46% of Total Net Assets
1,250,000	2.500% Martin Marietta Materials, Inc., 03-15-30	$1,166,125
1,750,000	3.500% Vulcan Materials Company, 06-01-30	1,694,114

		$2,860,239

Continued on following page.

VERSATILE BOND PORTFOLIO

Schedule of Investments

January 31, 2026

Principal Amount		Market Value
	NATURAL RESOURCES — 4.52% of Total Net Assets
$1,000,000	3.900% Coterra Energy, Inc., 05-15-27	$978,277
180,000	4.375% Coterra Energy, Inc., 03-15-29	180,800
2,500,000	5.650% Ovintiv, Inc., 05-15-28	2,579,321

		$3,738,398
	REAL ESTATE — 10.19% of Total Net Assets
1,250,000	3.125% Cubesmart, L.P., 09-01-26	$1,243,029
1,250,000	2.250% Cubesmart, L.P., 12-15-28	1,189,667
538,000	3.375% Duke Realty, L.P., 12-15-27	518,138
500,000	7.600% First Industrial, L.P., 07-15-28	521,826
1,250,000	3.250% Kimco Realty Corporation, 08-15-26	1,245,224
500,000	3.250% Liberty Property, L.P., 10-01-26	495,946
1,000,000	3.600% Regency Centers, L.P., 02-01-27	996,569
1,250,000	3.700% Regency Centers, L.P., 06-15-30	1,224,659
1,000,000	3.500% UDR, Inc., 07-01-27	993,627

		$8,428,685
	WASTE & ENVIRONMENTAL SERVICES — 4.65% of Total Net Assets
3,750,000	4.875% Republic Services, Inc., 04-01-29	$3,840,946

		$3,840,946

	Total Corporate Bonds (identified cost $62,615,551)	$62,752,270

	UNITED STATES TREASURY SECURITIES — 7.85% of Total Net Assets
6,500,000	United States Treasury bills 3.028%, 02-12-26 (c)	$6,493,536

	Total United States Treasury Securities (identified cost $6,492,860)	$6,493,536

Number of Shares
	PREFERRED STOCKS — 15.76% of Total Net Assets

	COMMUNICATIONS SERVICES — 2.42% of Total Net Assets
$32,676	7.125% DigitalBridge Group, Inc., Preferred Class H (d)	$627,706
45,000	7.125% DigitalBridge Group, Inc., Preferred Class J (d)	868,050
25,000	6.000% Telephone & Data Systems, Inc., Preferred Class VV (d)	507,000

		$2,002,756
	FINANCIAL SERVICES — 6.69% of Total Net Assets
28,778	5.625% Associated Banc-Corp, Preferred Class F (e)	$596,280
100,000	5.000% Capital One Financial Corporation, Preferred Class I (e)	1,969,000
40,721	7.875% Compass Diversified Holdings, Preferred Class C (d)	816,049
25,000	7.500% Merchants Bancorp, Preferred Class C (e)	502,750
30,000	6.500% Schwab (Charles) Corporation, Preferred Class J (e)	572,400
65,000	4.875% WaFD, Inc., Preferred Class A (d)	1,077,050

		$5,533,529
	REAL ESTATE — 6.65% of Total Net Assets
50,000	6.375% CTO Realty Growth, Inc., Preferred Class A (d)	$1,015,005
100,000	5.125% Kimco Realty Corporation, Preferred Class L (d)	2,018,000
28,383	6.250% Regency Centers Corporation, Preferred Class A (d)	663,027
80,000	5.875% Regency Centers Corporation, Preferred Class B (d)	1,800,800

		$5,496,832

	Total Preferred Stocks (identified cost $14,808,125)	$13,033,117

	Total Portfolio — 99.51% of total net assets (identified cost $83,916,536) (f)	$82,278,923
	Other assets, less liabilities (.49% of total net assets)	402,357

	Net assets applicable to outstanding shares	$82,681,280

Continued on following page.

VERSATILE BOND PORTFOLIO

Schedule of Investments

January 31, 2026

Notes:

(a)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration to qualified institutional investors. As of January 31, 2026, these securities amounted to $1,731,159, or 2.09% of Versatile Bond Portfolio’s total net assets, and have been determined by the Portfolio’s investment adviser to be liquid.

(b) Convertible security.
(c) Interest rate represents yield to maturity.
(d) Cumulative, perpetual preferred stock.
(e) Non-cumulative, perpetual preferred stock.
(f) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes to financial statements.

AGGRESSIVE GROWTH PORTFOLIO

Schedule of Investments

January 31, 2026

Number of Shares		Market Value
	AGGRESSIVE GROWTH STOCKS — 95.77% of Total Net Assets

	AEROSPACE — 4.97% of Total Net Assets
40,000	Lockheed Martin Corporation	$25,368,800

		$25,368,800
	CHEMICALS — 5.48% of Total Net Assets
40,000	Air Products & Chemicals, Inc.	$10,900,000
100,000	Albemarle Corporation	17,063,000

		$27,963,000
	COMPUTER SOFTWARE & SERVICES — 14.21% of Total Net Assets
50,000	AppLovin Corporation Class A (a)	$23,655,500
40,000	Autodesk, Inc. (a)	10,114,800
175,000	Palantir Technologies, Inc. Class A (a)	25,653,250
500,000	Quantum Computing, Inc. (a)	4,635,000
70,000	Twilio, Inc. Class A (a)	8,432,200

		$72,490,750
	ELECTRICAL EQUIPMENT & ELECTRONICS — 10.55% of Total Net Assets
120,000	Arm Holdings plc (a)(b)	$12,643,200
55,000	Broadcom, Inc.	18,221,500
120,000	NVIDIA Corporation	22,935,600

		$53,800,300
	ENERGY SERVICES & PROCESSING — 1.53% of Total Net Assets
150,000	HF Sinclair Corporation	$7,798,500

		$7,798,500
	ENGINEERING & CONSTRUCTION — 3.50% of Total Net Assets
150,000	Fluor Corporation (a)	$6,928,500
100,000	Lennar Corporation Class A	10,935,000

		$17,863,500
	ENTERTAINMENT & LEISURE — 7.51% of Total Net Assets
60,000	Disney (Walt) Company	$6,768,000
35,000	Meta Platforms, Inc. Class A	25,077,500
60,000	Wynn Resorts, Ltd.	6,447,000

		$38,292,500
	FINANCIAL SERVICES — 8.40% of Total Net Assets
125,000	Affirm Holdings, Inc. Class A (a)	$7,537,500
50,000	Morgan Stanley	9,140,000
80,000	Schwab (Charles) Corporation	8,313,600
75,000	State Street Corporation	9,814,500
25,000	Visa, Inc. Class A	8,045,750

		$42,851,350
	MANUFACTURING — 6.70% of Total Net Assets
50,000	Agilent Technologies, Inc.	$6,692,500
25,000	Illinois Tool Works, Inc.	6,531,500
75,000	IPG Photonics Corporation (a)	6,930,750
15,000	Parker-Hannifin Corporation	14,037,600

		$34,192,350
	MATERIALS — 1.74% of Total Net Assets
50,000	Nucor Corporation	$8,886,000

		$8,886,000

Continued on following page.

AGGRESSIVE GROWTH PORTFOLIO

Schedule of Investments

January 31, 2026

Number of Shares		Market Value
	NATURAL RESOURCES — 6.11% of Total Net Assets
500,000	Birchcliff Energy, Ltd.	$2,690,000
250,000	Freeport-McMoRan, Inc.	15,057,500
100,000	Nutrien, Ltd.	6,889,000
150,000	Ovintiv, Inc.	6,520,500

		$31,157,000
	PHARMACEUTICALS — 7.74% of Total Net Assets
25,000	Amgen, Inc.	$8,547,000
350,000	Structure Therapeutics, Inc. (a)	30,957,500

		$39,504,500
	REAL ESTATE — 4.87% of Total Net Assets
250,000	Millrose Properties, Inc.	$7,450,000
50,000	Texas Pacific Land Corporation	17,418,000

		$24,868,000
	RETAIL — 6.92% of Total Net Assets
22,000	Costco Wholesale Corporation	$20,685,500
25,000	Lululemon Athletica, Inc. (a)	4,362,500
50,000	Williams-Sonoma, Inc.	10,232,500

		$35,280,500
	TRANSPORTATION — 5.54% of Total Net Assets
100,000	Canadian Pacific Kansas City Limited	$7,434,000
25,000	FedEx Corporation	8,056,250
25,000	Ryder System, Inc.	4,782,000
100,000	Uber Technologies, Inc. (a)	8,005,000

		$28,277,250

	Total Portfolio — 95.77% of total net assets (identified cost $383,465,166) (c)	$488,594,300
	Other assets, less liabilities (4.23% of total net assets)	21,585,402

	Net assets applicable to outstanding shares	$510,179,702

	Notes:
	(a) Non-income producing.
	(b) Sponsored American Depositary Receipt (ADR).
	(c) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES

January 31, 2026

	Permanent Portfolio®	Short-Term Treasury Portfolio	Versatile Bond Portfolio	Aggressive Growth Portfolio
ASSETS
Investments at market value (Notes 1, 5 & 6):
Investments other than securities:
Gold assets (identified cost $383,167,290; $—; $— and $—, respectively)	$1,541,503,381	$—	$—	$—
Silver assets (identified cost $122,124,237; $—; $— and $—, respectively)	529,193,247	—	—	—

	2,070,696,628	—	—	—
Swiss franc bonds	572,762,254	—	—	—
Real estate and natural resource stocks	1,178,277,450	—	—	—
Aggressive growth stocks	1,173,447,200	—	—	488,594,300
Corporate bonds	1,462,198,874	—	62,752,270	—
Preferred stocks	—	—	13,033,117	—
United States Treasury securities	742,349,859	12,002,765	6,493,536	—

Total investments (identified cost $4,346,972,937; $11,941,098; $83,916,536; and $383,465,166, respectively)	7,199,732,265	12,002,765	82,278,923	488,594,300
Cash	57,024,842	64,778	—	29,444,927
Accounts receivable for shares of the portfolio sold	12,130,318	—	19,836	2,122,131
Accrued dividends receivable	1,715,373	—	16,209	248,700
Accrued interest receivable	24,269,624	156,624	637,599	—
Accrued foreign taxes receivable	9,749,705	—	—	—
Prepaid expenses	79,256	138	943	5,497

Total assets	7,304,701,383	12,224,305	82,953,510	520,415,555

LIABILITIES
Bank overdraft	—	—	36,416	—
Accounts payable for investments purchased	58,470,413	—	150,982	9,659,447
Accounts payable for shares of the portfolio redeemed	10,560,566	5,000	33,134	144,900
Accrued investment advisory fees	4,646,404	6,422	44,018	412,410
Accrued distribution and service fees	385,542	—	7,680	19,096

Total liabilities	74,062,925	11,422	272,230	10,235,853

NET ASSETS	$7,230,638,458	$12,212,883	$82,681,280	$510,179,702

Continued on following page.

STATEMENTS OF ASSETS AND LIABILITIES

January 31, 2026

	Permanent Portfolio®	Short-Term Treasury Portfolio	Versatile Bond Portfolio	Aggressive Growth Portfolio
COMPONENTS OF NET ASSETS
Capital stock	$92,231	$186	$1,267	$3,497
Paid-in capital	4,365,983,743	12,100,106	86,320,721	405,015,134

	4,366,075,974	12,100,292	86,321,988	405,018,631
Total distributable earnings (deficit)	2,864,562,484	112,591	(3,640,708)	105,161,071

NET ASSETS APPLICABLE TO OUTSTANDING SHARES	$7,230,638,458	$12,212,883	$82,681,280	$510,179,702

COMPUTATION OF NET ASSETS

CLASS I SHARES
Net assets applicable to outstanding shares	$7,020,448,313	$12,212,883	$80,006,426	$495,995,329
Shares outstanding	89,491,073	185,732	1,225,474	3,396,053
Net asset value and redemption proceeds per share	$78.45	$65.76	$65.29	$146.05

CLASS A SHARES
Net assets applicable to outstanding shares	$107,544,599	$—	$408,727	$9,526,237
Shares outstanding	1,378,427	—	6,286	65,771
Net asset value per share	$78.02	$—	$65.03	$144.84
Offering price per share (NAV per share plus maximum sales charge) (1)	$82.13	$—	$67.74	$152.46

CLASS C SHARES
Net assets applicable to outstanding shares	$102,645,546	$—	$2,266,127	$4,658,136
Shares outstanding	1,361,842	—	35,505	35,115
Net asset value per share	$75.37	$—	$63.82	$132.65
Redemption proceeds per share (NAV per share less maximum contingent deferred sales charge) (2)	$74.62	$—	$63.18	$131.32

(1)	Maximum sales charge for Class A shares of 5.00% in Permanent Portfolio and Aggressive Growth Portfolio, and 4.00% in Versatile Bond Portfolio.
(2)	Maximum contingent deferred sales charge (CDSC) is 1.00% for Class C shares. The CDSC is eliminated one year after purchase.

See accompanying notes to financial statements.

[THIS PAGE INTENTIONALLY LEFT BLANK]

STATEMENTS OF OPERATIONS

Year Ended January 31, 2026

	Permanent Portfolio®	Short-Term Treasury Portfolio	Versatile Bond Portfolio	Aggressive Growth Portfolio
INVESTMENT INCOME (Note 1)
Interest	$79,885,181	$541,184	$3,335,516	$77,576
Dividends	31,142,288	—	1,237,195	2,392,818

	111,027,469	541,184	4,572,711	2,470,394
EXPENSES (Notes 3 & 4)
Investment advisory fee	42,166,232	155,534	1,091,898	2,338,871
Trustees’ fees and expenses	758,064	1,954	14,212	26,083
Excise tax	—	609	3,399	—
Legal expense	91,309	220	1,540	3,665
Overdraft expense	41,223	303	4,784	5,630
Distribution and service fees–Class A	186,503	—	546	11,958
Distribution and service fees–Class C	729,556	—	20,431	26,781

Total expenses	43,972,887	158,620	1,136,810	2,412,988
Less waiver of investment advisory fee	—	(73,674)	(517,214)	—

Net expenses	43,972,887	84,946	619,596	2,412,988

Net investment income before foreign income taxes deducted at source	67,054,582	456,238	3,953,115	57,406
Less foreign income taxes deducted at source, net of refundable taxes	(285,002)	—	—	(25,339)

NET INVESTMENT INCOME	66,769,580	456,238	3,953,115	32,067

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY (Notes 1, 5 & 6)

Net realized gain (loss) on:
Investments in securities	137,607,396	(598)	91,373	—
Foreign currency transactions	13,563,606	—	—	(45)

	151,171,002	(598)	91,373	(45)
Change in unrealized appreciation (depreciation) of:
Investments	1,283,183,081	67,332	968,704	67,810,705
Translation of assets and liabilities in foreign currencies	1,427,594	—	—	—

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY	1,435,781,677	66,734	1,060,077	67,810,660

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,502,551,257	$522,972	$5,013,192	$67,842,727

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Permanent Portfolio®
	Year Ended January 31, 2026	Year Ended January 31, 2025
OPERATIONS
Net investment income	$66,769,580	$35,940,443
Net realized gain (loss) on investments in securities	137,607,396	48,117,948
Net realized gain (loss) on foreign currency transactions	13,563,606	675,650
Change in unrealized appreciation of investments	1,283,183,081	647,906,478
Change in unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies	1,427,594	(565,632)

Net increase in net assets resulting from operations	1,502,551,257	732,074,887

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)
Class I	(203,845,723)	(66,976,059)
Class A	(2,854,061)	(656,079)
Class C	(2,331,628)	(542,903)

Total distributions to shareholders	(209,031,412)	(68,175,041)

CAPITAL STOCK TRANSACTIONS
Shares sold
Class I	2,501,026,333	854,946,193
Class A	67,399,170	22,417,746
Class C	39,425,115	15,340,684
Distributions reinvested
Class I	157,164,162	50,617,728
Class A	2,334,836	491,313
Class C	1,980,190	452,537
Shares redeemed
Class I	(819,394,151)	(483,146,674)
Class A	(26,232,668)	(29,493,967)
Class C	(11,618,867)	(6,120,515)

Net increase (decrease) from capital stock transactions	1,912,084,120	425,505,045

NET INCREASE (DECREASE) IN NET ASSETS	3,205,603,965	1,089,404,891

NET ASSETS AT BEGINNING OF YEAR	4,025,034,493	2,935,629,602

NET ASSETS AT END OF YEAR	$7,230,638,458	$4,025,034,493

SHARE TRANSACTIONS
Shares sold
Class I	36,024,813	14,515,875
Class A	973,992	385,206
Class C	578,594	270,528
Distributions reinvested
Class I	2,145,000	811,442
Class A	32,032	7,910
Class C	28,088	7,511
Shares redeemed
Class I	(11,729,734)	(8,403,528)
Class A	(375,480)	(520,196)
Class C	(173,885)	(109,745)

INCREASE (DECREASE) IN SHARES OUTSTANDING	27,503,420	6,965,003

Continued on following page.

Short-Term Treasury Portfolio		Versatile Bond Portfolio		Aggressive Growth Portfolio
Year Ended January 31, 2026	Year Ended January 31, 2025	Year Ended January 31, 2026	Year Ended January 31, 2025	Year Ended January 31, 2026	Year Ended January 31, 2025

$456,238	$374,456	$3,953,115	$3,833,396	$32,067	$7,187
(598)	(8,147)	91,373	(99,733)	—	198,167
—	—	—	—	(45)	(91)
67,332	116,043	968,704	1,411,093	67,810,705	15,134,652
—	—	—	—	—	—

522,972	482,352	5,013,192	5,144,756	67,842,727	15,339,915

(401,000)	(348,958)	(3,367,243)	(3,419,111)	(117,078)	(2,534,329)
—	—	(15,890)	(2,605)	(2,170)	(30,562)
—	—	(68,315)	(41,648)	(1,278)	(65,790)

(401,000)	(348,958)	(3,451,448)	(3,463,364)	(120,526)	(2,630,681)

3,469,289	3,115,958	16,074,347	26,194,219	426,932,828	18,578,459
—	—	382,849	23,496	12,284,699	1,500,352
—	—	771,894	421,354	3,761,390	1,125,547

377,385	327,682	3,233,228	3,306,685	111,259	2,343,512
—	—	15,890	2,472	2,079	30,561
—	—	68,315	41,648	1,276	65,654

(5,260,782)	(1,810,066)	(37,645,863)	(29,257,359)	(50,718,249)	(12,263,645)
—	—	(82,122)	(4,006)	(5,894,814)	(157,306)
—	—	(174,551)	(31,042)	(1,324,837)	(152,230)

(1,414,108)	1,633,574	(17,356,013)	697,467	385,155,631	11,070,904

(1,292,136)	1,766,968	(15,794,269)	2,378,859	452,877,832	23,780,138

13,505,019	11,738,051	98,475,549	96,096,690	57,301,870	33,521,732

$12,212,883	$13,505,019	$82,681,280	$98,475,549	$510,179,702	$57,301,870

52,472	47,378	244,799	406,299	3,274,117	181,111
—	—	5,796	367	95,660	14,434
—	—	12,145	6,772	33,020	12,069

5,767	5,040	50,004	51,490	805	22,019
—	—	247	39	15	289
—	—	1,079	661	10	671

(79,217)	(27,754)	(572,611)	(454,433)	(390,418)	(127,718)
—	—	(1,275)	(63)	(45,618)	(1,520)
—	—	(2,702)	(493)	(12,101)	(1,597)

(20,978)	24,664	(262,518)	10,639	2,955,490	99,758

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

Permanent Portfolio®

Class I Shares (PRPFX) (1)	Year Ended January 31,
	2026	2025	2024	2023	2022

Net asset value, beginning of year	$62.22	$50.85	$48.39	$48.13	$46.15

Income from investment operations
Net investment income (2)	.87	.62	.42	.31	.12
Net realized and unrealized gain on investments and foreign currencies (3)	17.81	11.87	2.75	.68	2.88

Total income from investment operations	18.68	12.49	3.17	.99	3.00

Less distributions from
Net investment income	(.88)	(.57)	(.33)	(.14)	(.18)
Net realized gain on investments	(1.57)	(.55)	(.38)	(.59)	(.84)

Total distributions	(2.45)	(1.12)	(.71)	(.73)	(1.02)

Net asset value, end of year	$78.45	$62.22	$50.85	$48.39	$48.13

Total return (4)	30.29%	24.55%	6.61%	2.13%	6.44%

Ratios / supplemental data
Net assets, end of year (in thousands)	$7,020,448	$3,922,982	$2,853,956	$2,875,001	$2,825,470

Portfolio turnover rate	16.21%	22.14%	15.26%	27.58%	29.47%
Ratio of expenses to average net assets	.79%	.81%	.82%	.82%	.81%
Ratio of net investment income to average net assets	1.24%	1.06%	.86%	.67%	.25%

(1)	Information contained herein is for each share of capital stock outstanding throughout each year.
(2)	Net investment income is based on average shares outstanding during the year.
(3)

Per share net realized and unrealized gains or losses on investments and foreign currencies may not correspond with the change in aggregate unrealized gains and losses in the Portfolio’s securities because of the timing of sales and repurchases of the Portfolio’s shares in relation to fluctuating market values for the Portfolio.

(4)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

Permanent Portfolio®

Class A Shares (PRPDX) (1)	Year Ended January 31,
	2026	2025	2024	2023	2022

Net asset value, beginning of year	$61.93	$50.61	$48.19	$47.92	$45.98

Income from investment operations
Net investment income (loss) (2)	.69	.46	.30	.19	(.01)
Net realized and unrealized gain on investments and foreign currencies (3)	17.71	11.82	2.73	.68	2.87

Total income from investment operations	18.40	12.28	3.03	.87	2.86

Less distributions from
Net investment income	(.74)	(.41)	(.23)	(.01)	(.08)
Net realized gain on investments	(1.57)	(.55)	(.38)	(.59)	(.84)

Total distributions	(2.31)	(.96)	(.61)	(.60)	(.92)

Net asset value, end of year	$78.02	$61.93	$50.61	$48.19	$47.92

Total return (4)	29.97%	24.26%	6.33%	1.87%	6.18%

Ratios / supplemental data
Net assets, end of year (in thousands)	$107,545	$46,315	$44,285	$33,723	$48,095

Portfolio turnover rate	16.21%	22.14%	15.26%	27.58%	29.47%
Ratio of expenses to average net assets	1.04%	1.06%	1.07%	1.07%	1.06%
Ratio of net investment income (loss) to average net assets	.98%	.81%	.62%	.41%	(.02)%

(1)	Information contained herein is for each share of capital stock outstanding throughout each year.
(2)	Net investment income (loss) is based on average shares outstanding during the year.
(3)

Per share net realized and unrealized gains or losses on investments and foreign currencies may not correspond with the change in aggregate unrealized gains and losses in the Portfolio’s securities because of the timing of sales and repurchases of the Portfolio’s shares in relation to fluctuating market values for the Portfolio.

(4)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

Permanent Portfolio®

Class C Shares (PRPHX) (1)	Year Ended January 31,
	2026	2025	2024	2023	2022

Net asset value, beginning of year	$59.99	$49.15	$46.94	$47.04	$45.40

Income from investment operations
Net investment income (loss) (2)	.16	.03	(.07)	(.15)	(.38)
Net realized and unrealized gain on investments and foreign currencies (3)	17.11	11.43	2.66	.64	2.86

Total income from investment operations	17.27	11.46	2.59	.49	2.48

Less distributions from
Net investment income	(.32)	(.07)	—	—	—
Net realized gain on investments	(1.57)	(.55)	(.38)	(.59)	(.84)

Total distributions	(1.89)	(.62)	(.38)	(.59)	(.84)

Net asset value, end of year	$75.37	$59.99	$49.15	$46.94	$47.04

Total return (4)	29.02%	23.30%	5.55%	1.09%	5.41%

Ratios / supplemental data
Net assets, end of year (in thousands)	$102,646	$55,738	$37,389	$36,537	$30,038

Portfolio turnover rate	16.21%	22.14%	15.26%	27.58%	29.47%
Ratio of expenses to average net assets	1.79%	1.81%	1.82%	1.82%	1.81%
Ratio of net investment income (loss) to average net assets	.24%	.06%	(.14)%	(.33)%	(.78)%

(1)	Information contained herein is for each share of capital stock outstanding throughout each year.
(2)	Net investment income (loss) is based on average shares outstanding during the year.
(3)

Per share net realized and unrealized gains or losses on investments and foreign currencies may not correspond with the change in aggregate unrealized gains and losses in the Portfolio’s securities because of the timing of sales and repurchases of the Portfolio’s shares in relation to fluctuating market values for the Portfolio.

(4)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

Short-Term Treasury Portfolio

Class I Shares (PRTBX) (1)	Year Ended January 31,
	2026	2025	2024	2023	2022

Net asset value, beginning of year	$65.33	$64.48	$63.35	$64.22	$64.92

Income (loss) from investment operations
Net investment income (loss) (2)	2.31	1.98	1.30	.46	(.37)
Net realized and unrealized gain (loss) on investments (3)	.34	.62	.98	(1.33)	(.33)

Total income (loss) from investment operations	2.65	2.60	2.28	(.87)	(.70)

Less distributions from
Net investment income	(2.22)	(1.75)	(1.15)	—	—

Total distributions	(2.22)	(1.75)	(1.15)	—	—

Net asset value, end of year	$65.76	$65.33	$64.48	$63.35	$64.22

Total return (4)	4.08%	4.05%	3.62%	(1.35)%	(1.08)%

Ratios / supplemental data
Net assets, end of year (in thousands)	$12,213	$13,505	$11,738	$12,067	$12,503

Portfolio turnover rate	16.60%	67.72%	21.97%	—%	—%
Ratio of expenses to average net assets:
After Advisory Fee waiver	.65%	.65%	.65%	.65%	.65%
Before Advisory Fee waiver	1.21%	1.21%	1.21%	1.21%	1.21%
Ratio of net investment income (loss) to average net assets:
After Advisory Fee waiver	3.48%	3.02%	2.02%	.72%	(.57)%
Before Advisory Fee waiver	2.92%	2.46%	1.46%	.16%	(1.13)%

(1)	Information contained herein is for each share of capital stock outstanding throughout each year.
(2)	Net investment income (loss) is based on average shares outstanding during the year.
(3)

Per share net realized and unrealized gains or losses on investments may not correspond with the change in aggregate unrealized gains and losses in the Portfolio’s securities because of the timing of sales and repurchases of the Portfolio’s shares in relation to fluctuating market values for the Portfolio.

(4)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

Versatile Bond Portfolio

Class I Shares (PRVBX) (1)	Year Ended January 31,
	2026	2025	2024	2023	2022

Net asset value, beginning of year	$64.39	$63.27	$62.19	$64.87	$64.50

Income (loss) from investment operations
Net investment income (2)	2.84	2.55	2.10	1.46	1.00
Net realized and unrealized gain (loss) on investments (3)	.77	.88	.96	(3.03)	(.07)

Total income (loss) from investment operations	3.61	3.43	3.06	(1.57)	.93

Less distributions from
Net investment income	(2.71)	(2.31)	(1.98)	(1.11)	(.56)

Total distributions	(2.71)	(2.31)	(1.98)	(1.11)	(.56)

Net asset value, end of year	$65.29	$64.39	$63.27	$62.19	$64.87

Total return (4)	5.65%	5.43%	5.00%	(2.39)%	1.43%

Ratios / supplemental data
Net assets, end of year (in thousands)	$80,006	$96,803	$94,903	$88,096	$119,167

Portfolio turnover rate	20.54%	40.12%	25.11%	25.68%	34.70%
Ratio of expenses to average net assets:
After Advisory Fee waiver	.65%	.65%	.66%	.65%	.64%
Before Advisory Fee waiver	1.21%	1.21%	1.22%	1.21%	1.20%
Ratio of net investment income to average net assets:
After Advisory Fee waiver	4.32%	3.94%	3.37%	2.34%	1.53%
Before Advisory Fee waiver	3.76%	3.38%	2.81%	1.78%	.97%

(1)	Information contained herein is for each share of capital stock outstanding throughout each year.
(2)	Net investment income is based on average shares outstanding during the year.
(3)

Per share net realized and unrealized gains or losses on investments may not correspond with the change in aggregate unrealized gains and losses in the Portfolio’s securities because of the timing of sales and repurchases of the Portfolio’s shares in relation to fluctuating market values for the Portfolio.

(4)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

Versatile Bond Portfolio

Class A Shares (PRVDX) (1)	Year Ended January 31,
	2026	2025	2024	2023	2022

Net asset value, beginning of year	$64.23	$63.12	$62.02	$64.69	$64.38

Income (loss) from investment operations
Net investment income (2)	2.75	2.39	1.93	1.32	.87
Net realized and unrealized gain (loss) on investments (3)	.68	.87	.97	(3.04)	(.11)

Total income (loss) from investment operations	3.43	3.26	2.90	(1.72)	.76

Less distributions from
Net investment income	(2.63)	(2.15)	(1.80)	(.95)	(.45)

Total distributions	(2.63)	(2.15)	(1.80)	(.95)	(.45)

Net asset value, end of year	$65.03	$64.23	$63.12	$62.02	$64.69

Total return (4)	5.38%	5.17%	4.74%	(2.63)%	1.17%

Ratios / supplemental data
Net assets, end of year (in thousands)	$409	$97	$74	$135	$121

Portfolio turnover rate	20.54%	40.12%	25.11%	25.68%	34.70%
Ratio of expenses to average net assets:
After Advisory Fee waiver	.90%	.90%	.91%	.90%	.89%
Before Advisory Fee waiver	1.46%	1.46%	1.47%	1.46%	1.45%
Ratio of net investment income to average net assets:
After Advisory Fee waiver	4.18%	3.71%	3.11%	2.13%	1.32%
Before Advisory Fee waiver	3.62%	3.15%	2.55%	1.56%	.76%

(1)	Information contained herein is for each share of capital stock outstanding throughout each year.
(2)	Net investment income is based on average shares outstanding during the year.
(3)

Per share net realized and unrealized gains or losses on investments may not correspond with the change in aggregate unrealized gains and losses in the Portfolio’s securities because of the timing of sales and repurchases of the Portfolio’s shares in relation to fluctuating market values for the Portfolio.

(4)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

Versatile Bond Portfolio

Class C Shares (PRVHX) (1)	Year Ended January 31,
	2026	2025	2024	2023	2022

Net asset value, beginning of year	$63.05	$62.05	$61.19	$63.94	$63.86

Income (loss) from investment operations
Net investment income (2)	2.15	1.87	1.46	.87	.34
Net realized and unrealized gain (loss) on investments (3)	.72	.85	.93	(3.03)	(.07)

Total income (loss) from investment operations	2.87	2.72	2.39	(2.16)	.27

Less distributions from
Net investment income	(2.10)	(1.72)	(1.53)	(.59)	(.19)

Total distributions	(2.10)	(1.72)	(1.53)	(.59)	(.19)

Net asset value, end of year	$63.82	$63.05	$62.05	$61.19	$63.94

Total return (4)	4.58%	4.38%	3.97%	(3.36)%	.43%

Ratios / supplemental data
Net assets, end of year (in thousands)	$2,266	$1,575	$1,120	$708	$375

Portfolio turnover rate	20.54%	40.12%	25.11%	25.68%	34.70%
Ratio of expenses to average net assets:
After Advisory Fee waiver	1.65%	1.65%	1.66%	1.65%	1.64%
Before Advisory Fee waiver	2.21%	2.21%	2.22%	2.21%	2.20%
Ratio of net investment income to average net assets:
After Advisory Fee waiver	3.35%	2.97%	2.39%	1.43%	.52%
Before Advisory Fee waiver	2.79%	2.41%	1.83%	.87%	(.04)%

(1)	Information contained herein is for each share of capital stock outstanding throughout each year.
(2)	Net investment income is based on average shares outstanding during the year.
(3)

Per share net realized and unrealized gains or losses on investments may not correspond with the change in aggregate unrealized gains and losses in the Portfolio’s securities because of the timing of sales and repurchases of the Portfolio’s shares in relation to fluctuating market values for the Portfolio.

(4)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

Aggressive Growth Portfolio

Class I Shares (PAGRX) (1)	Year Ended January 31,
	2026	2025	2024	2023	2022

Net asset value, beginning of year	$106.08	$75.93	$62.92	$74.06	$71.07

Income (loss) from investment operations
Net investment income (loss) (2)	.04	.03	.33	.23	(.12)
Net realized and unrealized gain (loss) on investments (3)	39.97	35.92	14.73	(7.01)	8.67

Total income (loss) from investment operations	40.01	35.95	15.06	(6.78)	8.55

Less distributions from
Net investment income	—	(.23)	(.11)	(.16)	(.04)
Net realized gain on investments	(.04)	(5.57)	(1.94)	(4.20)	(5.52)

Total distributions	(.04)	(5.80)	(2.05)	(4.36)	(5.56)

Net asset value, end of year	$146.05	$106.08	$75.93	$62.92	$74.06

Total return (4)	37.72%	47.33%	24.28%	(8.55)%	11.29%

Ratios / supplemental data
Net assets, end of year (in thousands)	$495,995	$54,264	$33,117	$29,715	$35,957

Portfolio turnover rate	—%	2.54%	11.72%	.13%	4.30%
Ratio of expenses to average net assets	1.10%	1.21%	1.21%	1.21%	1.21%
Ratio of net investment income (loss) to average net assets	.03%	.03%	.49%	.36%	(.14)%

(1)	Information contained herein is for each share of capital stock outstanding throughout each year.
(2)	Net investment income (loss) is based on average shares outstanding during the year.
(3)

Per share net realized and unrealized gains or losses on investments may not correspond with the change in aggregate unrealized gains and losses in the Portfolio’s securities because of the timing of sales and repurchases of the Portfolio’s shares in relation to fluctuating market values for the Portfolio.

(4)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

Aggressive Growth Portfolio

Class A Shares (PAGDX) (1)	Year Ended January 31,
	2026	2025	2024	2023	2022

Net asset value, beginning of year	$105.46	$75.58	$62.70	$73.81	$70.99

Income (loss) from investment operations
Net investment income (loss) (2)	(.31)	(.19)	.15	.07	(.32)
Net realized and unrealized gain (loss) on investments (3)	39.73	35.70	14.67	(6.98)	8.66

Total income (loss) from investment operations	39.42	35.51	14.82	(6.91)	8.34

Less distributions from
Net investment income	—	(.06)	—	—	—
Net realized gain on investments	(.04)	(5.57)	(1.94)	(4.20)	(5.52)

Total distributions	(.04)	(5.63)	(1.94)	(4.20)	(5.52)

Net asset value, end of year	$144.84	$105.46	$75.58	$62.70	$73.81

Total return (4)	37.38%	46.95%	23.96%	(8.78)%	11.01%

Ratios / supplemental data
Net assets, end of year (in thousands)	$9,526	$1,657	$190	$98	$131

Portfolio turnover rate	—%	2.54%	11.72%	.13%	4.30%
Ratio of expenses to average net assets	1.35%	1.46%	1.46%	1.46%	1.46%
Ratio of net investment income (loss) to average net assets	(.25)%	(.20)%	.22%	.11%	(.39)%

(1)	Information contained herein is for each share of capital stock outstanding throughout each year.
(2)	Net investment income (loss) is based on average shares outstanding during the year.
(3)

Per share net realized and unrealized gains or losses on investments may not correspond with the change in aggregate unrealized gains and losses in the Portfolio’s securities because of the timing of sales and repurchases of the Portfolio’s shares in relation to fluctuating market values for the Portfolio.

(4)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

Aggressive Growth Portfolio

Class C Shares (PAGHX) (1)	Year Ended January 31,
	2026	2025	2024	2023	2022

Net asset value, beginning of year	$97.31	$70.51	$59.05	$70.33	$68.35

Income (loss) from investment operations
Net investment loss (2)	(1.11)	(.86)	(.32)	(.38)	(.91)
Net realized and unrealized gain (loss) on investments (3)	36.49	33.23	13.72	(6.70)	8.41

Total income (loss) from investment operations	35.38	32.37	13.40	(7.08)	7.50

Less distributions from
Net realized gain on investments	(.04)	(5.57)	(1.94)	(4.20)	(5.52)

Total distributions	(.04)	(5.57)	(1.94)	(4.20)	(5.52)

Net asset value, end of year	$132.65	$97.31	$70.51	$59.05	$70.33

Total return (4)	36.36%	45.87%	23.03%	(9.46)%	10.20%

Ratios / supplemental data
Net assets, end of year (in thousands)	$4,658	$1,380	$215	$126	$139

Portfolio turnover rate	—%	2.54%	11.72%	.13%	4.30%
Ratio of expenses to average net assets	2.10%	2.21%	2.21%	2.21%	2.21%
Ratio of net investment loss to average net assets	(.96)%	(.95)%	(.50)%	(.64)%	(1.14)%

(1)	Information contained herein is for each share of capital stock outstanding throughout each year.
(2)	Net investment loss is based on average shares outstanding during the year.
(3)

Per share net realized and unrealized gains or losses on investments may not correspond with the change in aggregate unrealized gains and losses in the Portfolio’s securities because of the timing of sales and repurchases of the Portfolio’s shares in relation to fluctuating market values for the Portfolio.

(4)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses.

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

January 31, 2026

1.	SIGNIFICANT ACCOUNTING POLICIES

Permanent Portfolio Family of Funds (“Fund”) was organized on September 21, 2015 as a Delaware statutory trust under the laws of the State of Delaware and is an open-end, series, management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Fund is the successor to Permanent Portfolio Family of Funds, Inc., a Maryland corporation organized on December 14, 1981, pursuant to a plan of reorganization implemented on May 27, 2016. The Fund currently consists of the following four series (each a “Portfolio”): Permanent Portfolio®, Short-Term Treasury Portfolio, Versatile Bond Portfolio and Aggressive Growth Portfolio. Permanent Portfolio®, Short-Term Treasury Portfolio, Versatile Bond Portfolio and Aggressive Growth Portfolio commenced investment operations on December 1, 1982, September 21, 1987, November 12, 1991 and May 16, 1990, respectively. Effective May 31, 2016, existing shares of each Portfolio were renamed Class I shares, and Permanent Portfolio®, Versatile Bond Portfolio and Aggressive Growth Portfolio commenced offering Class A and Class C shares for purchase through brokers and dealers.

Each share class has equal rights as to earnings and assets except that each class bears different shareholder servicing and distribution expenses. Each share class has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each share class based on its relative net assets.

Each of the Fund’s Portfolios is an investment company, and accordingly, each Portfolio follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification “Financial Services — Investment Companies (Topic 946).” The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses earned and incurred, respectively, during the reporting period. Actual results could differ from those estimates.

Valuation of Investments

Each Portfolio’s assets are valued primarily at market value on the basis of the last quoted sales price on the exchange or system on which they are principally traded. Equity securities traded on the Nasdaq National Market System are normally valued at the Nasdaq Official Closing Price provided by Nasdaq, usually as of 4:00 p.m. Eastern Time each business day. Equity securities that are not traded on a listed exchange or system are valued at the last sales price in the over-the-counter market. If there is no trading in an investment on a business day, the investment will be valued at the mean between its closing bid and asked prices on the exchange or system on which the security is principally traded. Short-and long-term debt securities, including U.S. government and agency securities, listed corporate bonds, other fixed income securities and unlisted securities, are generally valued at the latest price furnished by an independent pricing service. Gold and silver bullion are valued at the closing spot settlement price on the New York Commodity Exchange. Gold and silver coins are valued at the price furnished by an independent pricing service. Deposits of Swiss francs and Swiss government bonds will be valued each business day at prices (converted

Continued on following page.

NOTES TO FINANCIAL STATEMENTS

January 31, 2026

into U.S. dollars) quoted by an independent pricing service. Foreign securities traded on an exchange are valued on the basis of market quotations most recently available from that exchange. All investments denominated in foreign currencies are converted into U.S. dollars using exchange rates obtained from an independent pricing service. Investments for which bona fide market quotations are not readily available, or investments for which the Fund’s investment adviser determines that a quotation or a price for a portfolio security provided by a dealer or an independent pricing service is not believed to be reflective of market value, are valued by the Valuation Committee of the Fund’s investment adviser pursuant to fair value procedures approved by the Fund’s Board of Trustees. The Fund’s investment adviser has been designated as the Fund’s valuation designee, effective September 8, 2022, with responsibility for fair valuation, subject to oversight by the Fund’s Board of Trustees.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during a reporting period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1 — Quoted prices in active markets for identical assets

The Fund’s Level 1 valuation techniques use unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

Level 2 — Significant other observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Observable inputs may include quoted prices for similar assets or liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active, in which there are few transactions, where prices may not be current, or where price quotations vary substantially over time or among market participants. Inputs that are observable for an asset or liability in Level 2 include such factors as interest rates, yield curves, foreign exchange rates, put or call provisions, credit risk and default rates for similar assets or liabilities.

Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The Fund’s Level 3 valuation techniques include the use of unobservable inputs that reflect assumptions market participants may use or could be expected to use in pricing an asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available, and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The Fund may record changes to valuations based on the amount that it might reasonably be expected to receive for an investment upon its current sale, consistent with the fair value measurement objective. Each determination is based on a consideration of all relevant factors,

Continued on following page.

NOTES TO FINANCIAL STATEMENTS

January 31, 2026

which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) type of the investment; (ii) existence of any contractual restrictions on the investment’s disposition; (iii) price and extent of public trading in similar investments or of comparable investments; (iv) quotations or evaluated prices from broker-dealers and/or pricing services; (v) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); (vi) analysis of an issuer’s financial statements; (vii) evaluation of the forces that influence the issuer and the market(s) in which the investment is purchased and sold; and (viii) with respect to debt securities, maturity, coupon, creditworthiness, spread, currency denomination, and the movement of the market in which the security is normally traded. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value determined upon sale of those investments.

The following is a summary of the inputs used as of January 31, 2026 in valuing the Fund’s assets:

	Level 1 (Quoted Prices in Active Markets for Identical Assets)	Level 2 (Significant Other Observable Inputs)	Level 3 (Significant Unobservable Inputs)	Total
PERMANENT PORTFOLIO®
Gold assets	$1,541,503,381	$—	$—	$1,541,503,381
Silver assets	529,193,247	—	—	529,193,247
Swiss franc assets	—	572,762,254	—	572,762,254
Real estate and natural resource stocks	1,178,277,450	—	—	1,178,277,450
Aggressive growth stocks †	1,173,447,200	—	—	1,173,447,200
Dollar assets:
Corporate bonds †	—	1,462,198,874	—	1,462,198,874
United States Treasury securities	—	742,349,859	—	742,349,859

Total Portfolio	$4,422,421,278	$2,777,310,987	$—	$7,199,732,265

	61.42%	38.58%	—%	100.00%

SHORT-TERM TREASURY PORTFOLIO
United States Treasury securities	$—	$12,002,765	$—	$12,002,765

Total Portfolio	$—	$12,002,765	$—	$12,002,765

	—%	100.00%	—%	100.00%

VERSATILE BOND PORTFOLIO
Corporate bonds †	$7,766,991	$54,985,279	$—	$62,752,270
Preferred stocks †	13,033,117	—	—	13,033,117
United States Treasury securities	—	6,493,536		6,493,536

Total Portfolio	$20,800,108	$61,478,815	$—	$82,278,923

	25.28%	74.72%	—%	100.00%

AGGRESSIVE GROWTH PORTFOLIO
Aggressive growth stocks †	$488,594,300	$—	$—	$488,594,300

Total Portfolio	$488,594,300	$—	$—	$488,594,300

	100.00%	—%	—%	100.00%

†

See the Schedules of Investments for Permanent Portfolio and Aggressive Growth Portfolio for each Portfolio’s industry classification of aggressive growth stocks and the Schedules of Investments for Permanent Portfolio and Versatile Bond Portfolio for each Portfolio’s industry classification of corporate bonds and preferred stocks.

Continued on following page.

NOTES TO FINANCIAL STATEMENTS

January 31, 2026

Transfers between levels are recognized at the end of a reporting period. There were no transfers into or out of Levels 1,2 or 3 during the year ended January 31, 2026. The Fund’s Permanent Portfolio, Short-Term Treasury Portfolio, Versatile Bond Portfolio and Aggressive Growth Portfolio held no Level 3 assets during the year then ended.

For fair valuations using significant unobservable inputs, accounting principles generally accepted in the United States require each Portfolio to present a reconciliation of beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in and out of Level 3 during a reporting period. Transfers in and out between levels are based on values at the end of a period. A reconciliation of Level 3 investments and related disclosures are presented only when a Portfolio held an amount of Level 3 investments at the end of a reporting period that was meaningful in relation to its net assets. Accordingly, no Level 3 reconciliation has been presented during the year ended January 31, 2026.

As of January 31, 2026 and during the year then ended, the Fund did not hold any derivative instruments, nor did it engage in any hedging activities using derivative instruments.

Translation of Foreign Currencies

Amounts denominated in or expected to settle in foreign currencies are translated into U.S. dollars on the following basis: (i) market value of investment securities and other assets and liabilities are translated at the closing rate of exchange; and (ii) purchases and sales of investment securities, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

The Fund separately reports the portions of the results of operations attributable to the effect of changes in foreign exchange rates on the value of investments. Reported net realized gains or losses on foreign currency transactions arise from sales of foreign currencies, foreign currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books versus the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains or losses arise from changes in the exchange rate applicable to cash, receivables and liabilities denominated in foreign currencies.

Investment Transactions and Investment Income

Investment transactions are accounted for on the date of purchase, sale or maturity. Interest income is accrued daily and includes amortization of any premiums or discounts for financial and tax reporting purposes using the effective yield method. Dividend income is recorded on the ex-dividend date. Distributions received from real estate investment trusts (REITs) may be classified as dividends, capital gains or returns of capital. Realized gains and losses from investment transactions and unrealized appreciation or depreciation of investments are recorded on an identified cost basis for financial and tax reporting purposes.

Continued on following page.

NOTES TO FINANCIAL STATEMENTS

January 31, 2026

During the year ended January 31, 2026, investment income was earned as follows:

	Permanent Portfolio®	Short-Term Treasury Portfolio	Versatile Bond Portfolio	Aggressive Growth Portfolio

Interest
Corporate bonds	$58,404,759	$—	$3,216,413	$—
Swiss franc assets	1,546,034	—	—	—
United States Treasury securities	19,569,935	539,952	116,590	—
Other investments	364,453	1,232	2,513	77,576
Dividends	31,142,288	—	1,237,195	2,392,818

	$111,027,469	$541,184	$4,572,711	$2,470,394

Federal Taxes

Each of the Fund’s Portfolios will continue to be treated as a separate regulated investment company and each Portfolio intends to qualify under Subchapter M of the United States Internal Revenue Code of 1986, as amended (“Code”). Accordingly, no provision has been made for United States income taxes, as each Portfolio intends to declare necessary dividend distributions from investment company taxable income and net realized capital gains, if any, to its shareholders prior to October 15, 2026, pursuant to the requirements of the Code.

As of January 31, 2026, the Fund’s Permanent Portfolio and Aggressive Growth Portfolio had no capital loss carryforwards available to offset future realized gains, if any, while the Fund’s Short-Term Treasury Portfolio had $17,221 of short-term capital loss carryforwards and $40,850 of long-term capital loss carryforwards, and the Fund’s Versatile Bond Portfolio had $689,311 of short-term capital loss carryforwards and $1,657,742 of long-term capital loss carryforwards available, respectively, to offset future realized gains, if any. Additionally, net capital losses attributable to investment transactions that occur after October 31 and ordinary losses that occur after December 31 (“Post-October” and “Late-Year Ordinary” losses, respectively), if any, are recognized for federal tax purposes as arising on February 1, the first day of each Portfolio’s next taxable year. The Fund’s Short-Term Treasury Portfolio, Versatile Bond Portfolio and Aggressive Growth Portfolio had no Post-October or Late-Year Ordinary losses, while its Permanent Portfolio had no Post-October losses and $306,257 of Late-Year Ordinary losses.

During the year ended January 31, 2026, the Fund’s Permanent Portfolio and Aggressive Growth Portfolio incurred no federal excise tax, while its Short-Term Treasury Portfolio and Versatile Bond Portfolio incurred federal excise tax of $609 and $3,399, respectively.

The Fund’s Portfolios recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund’s Portfolios have analyzed their respective tax positions and have concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on tax returns previously filed for open tax years 2023 through 2025 or expected to be taken on the Fund’s Portfolios’ 2026 tax returns. The Fund’s Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Continued on following page.

NOTES TO FINANCIAL STATEMENTS

January 31, 2026

Equalization

The Fund follows the accounting practice of equalization, by which a portion of the proceeds from sales and a portion of the costs of redemptions of shares of capital stock are allocated to undistributed net investment income. The effect of this practice is to prevent the calculation of net investment income per share from being affected by sales or redemptions of shares in each Portfolio, and for periods of net issuances of shares, allows undistributed net investment income to exceed distributable investment company taxable income.

Indemnifications

The Fund indemnifies its officers and trustees for certain liabilities that might arise from the performance of their duties for the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which may provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as it involves future claims that may be made against the Fund under circumstances that have not occurred.

New Accounting Pronouncement

In December 2023, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2023-09, “Income Taxes (Topic 740): Improvements to Income Tax Disclosures” (“ASU 2023-09”). ASU 2023-09 enhances income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while removing certain disclosure requirements. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, with early adoption permitted. The Fund has evaluated ASU 2023-09 with respect to its financial statements and disclosures and determined that the adoption of ASU 2023-09 does not have a material impact on its financial statements.

2.	DISTRIBUTIONS TO SHAREHOLDERS

On December 4, 2025, the Fund paid ordinary income dividends and capital gain distributions to shareholders of record on December 3, 2025. The per share amounts per Portfolio were as follows:

	Permanent Portfolio®	Short-Term Treasury Portfolio	Versatile Bond Portfolio	Aggressive Growth Portfolio

Ordinary Income Dividends
Class I Shares	$.87245	$2.22195	$2.71078	$.00093
Class A shares	.73227	—	2.63121	—
Class C shares	.31689	—	2.10234	—

Short-Term Capital Gain Distributions
Class I Shares	.01179	—	—	.00315
Class A shares	.01179	—	—	.00315
Class C shares	.01179	—	—	.00315

Long-Term Capital Gain Distributions
Class I Shares	1.56151	—	—	.03923
Class A shares	1.56151	—	—	.03923
Class C shares	1.56151	—	—	.03923

Continued on following page.

NOTES TO FINANCIAL STATEMENTS

January 31, 2026

The federal income tax character of such dividends and distributions paid was as follows:

	Permanent Portfolio®	Short-Term Treasury Portfolio	Versatile Bond Portfolio	Aggressive Growth Portfolio

Ordinary income	$75,025,190	$401,000	$3,451,448	$11,285
Long-term capital gain †	134,006,222	—	—	109,241

	$209,031,412	$401,000	$3,451,448	$120,526

†	Capital gain distribution pursuant to Section 852(b)(3) of the Code.

On December 4, 2024, the Fund paid ordinary income dividends and capital gain distributions to shareholders of record on December 3, 2024. The per share amounts per Portfolio were as follows:

	Permanent Portfolio®	Short-Term Treasury Portfolio	Versatile Bond Portfolio	Aggressive Growth Portfolio

Ordinary Income Dividends
Class I Shares	$.56882	$1.75000	$2.31015	$.23213
Class A shares	.41267	—	2.14917	.05762
Class C shares	.06656	—	1.71585	—

Short-Term Capital Gain Distributions
Class I Shares	.01000	—	—	—
Class A shares	.01000	—	—	—
Class C shares	.01000	—	—	—

Long-Term Capital Gain Distributions
Class I Shares	.53990	—	—	5.57170
Class A shares	.53990	—	—	5.57170
Class C shares	.53990	—	—	5.57170

The federal income tax character of such dividends and distributions paid was as follows:

	Permanent Portfolio®	Short-Term Treasury Portfolio	Versatile Bond Portfolio	Aggressive Growth Portfolio

Ordinary income	$35,285,692	$348,958	$3,463,364	$101,675
Long-term capital gain †	32,889,349	—	—	2,529,005

	$68,175,041	$348,958	$3,463,364	$2,630,680

†	Capital gain distribution pursuant to Section 852(b)(3) of the Code.

Dividends to shareholders from net investment income and distributions to shareholders from net realized gain on investments, if any, are recorded on the ex-dividend date. The amount of such dividends and distributions are determined in accordance with the Code, which may differ from accounting principles generally accepted in the United States. These differences result primarily from different treatment of net investment income and net realized gains on certain investment securities held by the Fund’s Portfolios. During the year ended January 31, 2026: (i) the Fund’s Permanent Portfolio reclassified $2,760,390 from total distributable earnings to paid-in capital; (ii) the Fund’s Short-Term Treasury Portfolio reclassified $54,134 from total distributable

Continued on following page.

NOTES TO FINANCIAL STATEMENTS

January 31, 2026

earnings to paid-in capital; (iii) the Fund’s Versatile Bond Portfolio reclassified $545,222 from total distributable earnings to paid-in capital; and (iv) the Fund’s Aggressive Growth Portfolio reclassified $13 from total distributable earnings to paid-in capital, to reflect such book and tax basis differences.

As of January 31, 2026, the components of distributable earnings on a tax basis were as follows:

	Permanent Portfolio®	Short-Term Treasury Portfolio	Versatile Bond Portfolio	Aggressive Growth Portfolio

Distributable ordinary income	$9,678,833	$108,995	$343,958	$31,937
Undistributed capital gains (losses)	910,593	(58,071)	(2,347,053)	—
Post-October and Late-Year Ordinary losses	(306,257)	—	—	—
Unrealized appreciation (depreciation) on investments and foreign currencies	2,854,279,315	61,667	(1,637,613)	105,129,134

	$2,864,562,484	$112,591	$(3,640,708)	$105,161,071

3.	INVESTMENT ADVISER AND INVESTMENT ADVISORY CONTRACT

Pacific Heights Asset Management, LLC (“Pacific Heights”) has served as the Fund’s investment adviser since May 1, 2003. In accordance with the terms of the Investment Advisory Contract, dated January 21, 2016 (“Contract”), Pacific Heights, subject to the oversight of the Fund’s Board of Trustees: (i) furnishes each Portfolio with a continuous investment program, including investment research, advice and management, with respect to all securities, other investments and cash or cash equivalents in each Portfolio; (ii) furnishes the Fund all necessary administrative, accounting, clerical, statistical, correspondence and other services; (iii) furnishes or pays for all supplies, printed material and office space as the Fund may require; and (iv) pays or reimburses such Fund and Portfolio expenses as specified in the Contract. For its services under the Contract, Pacific Heights receives, before any waivers, investment advisory fees which are calculated daily and paid monthly, at the annual rates as a percentage of average daily net assets of each Portfolio of the Fund (“Advisory Fee”) as follows: (i) 1.1875% of the first $200 million of the Portfolio’s average daily net assets; (ii) .8750% of the next $200 million of the Portfolio’s average daily net assets; (iii) .8125% of the next $200 million of the Portfolio’s average daily net assets; and (iv) .7500% of all of the Portfolio’s average daily net assets in excess of $600 million.

All fees and expenses payable by the Fund pursuant to the Contract and attributable only to one Portfolio are borne entirely by that Portfolio; all other fees and expenses are allocated among the Fund’s Portfolios in proportion to their net assets. Except for: (i) the Advisory Fee payable to Pacific Heights; (ii) all fees, costs, expenses and allowances payable to any person, firm or corporation in relation to the Portfolio’s investments, including interest on borrowings; (iii) all taxes of any kind payable by the Portfolio; (iv) all brokerage commissions and other charges in the purchase and sale of the Portfolio’s assets; (v) all fees and expenses of trustees of the Fund, including fees and disbursements to counsel to those trustees who are not interested persons of the Fund or Pacific Heights; (vi) payments pursuant to any plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act; and (vii) all extraordinary fees, costs and expenses of the Fund or any Portfolio, as defined in the Contract, Pacific Heights pays or reimburses the Fund for substantially all of the Portfolios’ ordinary operating expenses out of its Advisory Fee.

Continued on following page.

NOTES TO FINANCIAL STATEMENTS

January 31, 2026

Pursuant to an Advisory Fee Waiver and Expense Assumption Agreement dated December 12, 2025 (“Waiver Agreement”), effective through June 1, 2027, Pacific Heights has agreed to waive portions of its Advisory Fee allocable to: (i) the Short-Term Treasury Portfolio, such that the Advisory Fee paid by the Portfolio does not exceed an annual rate of .6250% of the Portfolio’s average daily net assets; and (ii) the Versatile Bond Portfolio, such that the Advisory Fee paid by the Portfolio also does not exceed an annual rate of .6250% of the Portfolio’s average daily net assets. Pacific Heights is not eligible for reimbursement of any amounts waived under the Waiver Agreement. The Waiver Agreement may be terminated or amended only in writing and only with the approval of the Fund’s Board of Trustees.

Pacific Heights is a California limited liability company. Pacific Heights’ manager and the sole trustee of its sole member is Michael J. Cuggino (who is also its President and Chief Executive Officer). Mr. Cuggino is also the President, Secretary and Chairman of the Board of Trustees of the Fund, and has been the portfolio manager of the Fund’s Portfolios since May 1, 2003. In addition to the benefits that result from being the trustee of the sole member of Pacific Heights, Mr. Cuggino was paid $165,000 by the Fund during the year ended January 31, 2026 for his service as a trustee of the Fund.

4.	DISTRIBUTION AND SERVICE FEES

The Fund’s Board of Trustees has adopted plans of distribution pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plans”) with respect to Class A and Class C shares of the Fund’s Permanent Portfolio, Versatile Bond Portfolio and Aggressive Growth Portfolio. Under the Rule 12b-1 Plans, Class A shares pay service fees at an annual rate of .25% of the average daily net assets of the Portfolio attributable to Class A shares and Class C shares pay distribution and service fees at an aggregate annual rate of 1.00% of the average daily net assets of the Portfolio attributable to Class C shares. Quasar Distributors, LLC (“Distributor”) serves as principal underwriter for shares of the Portfolios, and acts as each Portfolio’s distributor in a continuous public offering of each Portfolio’s shares. The Distributor may pay any or all amounts received under the Rule 12b-1 Plans to other persons, including Pacific Heights, for any distribution or service activity. These distribution and servicing fees are reported in the Fund’s Statements of Operations. The Portfolios do not incur any direct distribution expenses related to Class I shares. However, Pacific Heights may make payments for the sale and distribution of all share classes, including Class I shares, from its own resources.

5.	PURCHASES AND SALES OF SECURITIES

The following is a summary of purchases and sales of securities other than short-term securities for the year ended January 31, 2026:

	Permanent Portfolio®	Short-Term Treasury Portfolio	Versatile Bond Portfolio	Aggressive Growth Portfolio
Purchases	$2,172,832,923	$2,085,664	$18,154,822	$363,599,849
Sales	628,670,465	2,898,961	41,431,383	—

Continued on following page.

NOTES TO FINANCIAL STATEMENTS

January 31, 2026

6.	NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS

The following is a summary of net unrealized appreciation (depreciation) of investments as of January 31, 2026 for federal income tax purposes:

	Permanent Portfolio®	Short-Term Treasury Portfolio	Versatile Bond Portfolio	Aggressive Growth Portfolio
Aggregate gross unrealized appreciation of investments with excess of value over tax cost:
Investments in securities	$1,307,289,265	$61,903	$545,142	$115,491,729
Investments other than securities	1,565,405,101	—	—	—

	2,872,694,366	61,903	545,142	115,491,729
Aggregate gross unrealized depreciation of investments with excess of tax cost over value:
Investments in securities	(19,935,038)	(236)	(2,182,755)	(10,362,595)
Investments other than securities	—	—	—	—

	(19,935,038)	(236)	(2,182,755)	(10,362,595)

Net unrealized appreciation (depreciation) of investments	$2,852,759,328	$61,667	$(1,637,613)	$105,129,134

7.	SUBSEQUENT EVENTS

The Fund has evaluated the impact of subsequent events on its Portfolios and has determined that there were no subsequent events requiring recognition or disclosure in the Fund’s financial statements. The Fund continues to evaluate the effect on its investments and operations of various evolving matters regarding the economy, financial system and markets arising from monetary and fiscal policies, government actions designed to mitigate inflationary or deflationary pressures, geopolitical risks, including the emerging Iranian conflict and the ongoing Russian-Ukraine and Israeli-Hamas conflicts, and any resultant disruption of the flow of goods and services, including food, energy and other commodities, potential sanctions, counter-sanctions, tariffs and other government mandated restrictions, that may be applied to the Fund’s Portfolios and activities. The Fund’s financial statements do not contain any adjustments relating to these uncertainties, and their ultimate impact on the Fund, its investments and operations are not readily determinable at this time.

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders

Permanent Portfolio Family of Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Permanent Portfolio Family of Funds (“Fund,” comprising, respectively, the Permanent Portfolio, the Short-Term Treasury Portfolio, the Versatile Bond Portfolio and the Aggressive Growth Portfolio), including the schedules of investments, as of January 31, 2026, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the respective Portfolios constituting the Fund as of January 31, 2026, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the Portfolios of the Fund since 2000.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of January 31, 2026 by correspondence with the custodian, brokers, when replies were not received from brokers, we performed other auditing procedures and a physical observation of the Permanent Portfolio’s gold and silver inventory count as of January 31, 2026. We believe that our audits provide a reasonable basis for our opinion.

Philadelphia, Pennsylvania

March 31, 2026

Annual

Financial Statements and Other Information

Year Ended January 31, 2026

INVESTMENT ADVISER

Pacific Heights Asset Management, LLC

600 Montgomery Street

San Francisco, California 94111

CUSTODIAN

State Street Bank and Trust Company

One Congress Street

Boston, Massachusetts 02114

DISTRIBUTOR

Quasar Distributors, LLC

Three Canal Plaza

Portland, Maine 04101

TRANSFER AGENT

By U.S. Mail:

Permanent Portfolio Family of Funds

c/o U.S. Bank Global Fund Services

P.O. Box 219252

Kansas City, Missouri 64121-9252

By Overnight Delivery Service:

Permanent Portfolio Family of Funds

c/o U.S. Bank Global Fund Services

801 Pennsylvania Avenue, Suite 219252

Kansas City, Missouri 64105-1307

Note: It is imperative that the Suite number be used for deliveries

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Tait, Weller & Baker, LLP

50 South 16th Street

Philadelphia, Pennsylvania 19102

SHAREHOLDER SERVICES OFFICE

130 South Brune Street

Bartlett, Texas 76511

(254) 527-3102

(800) 531-5142 Nationwide

www.permanentportfoliofunds.com

Must be preceded or accompanied by a Prospectus.	04/26

Permanent Portfolio®, The Permanent Portfolio Family of Funds®, A Fund for All Seasons® and The Permanent Portfolio Family of Funds logo are registered trademarks of Pacific Heights Asset Management, LLC. This Report is Copyright© 2026 Permanent Portfolio Family of Funds. All rights reserved.

Item 8. Changes In and Disagreements With Accountants For Open-End Management Investment Companies.

Not applicable to the Registrant for the year ended January 31, 2026.

Item 9. Proxy Disclosures For Open-End Management Investment Companies.

Not applicable to the Registrant for the year ended January 31, 2026.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

At an in-person meeting held on December 12, 2025 (“December Meeting”), the Fund’s Board of Trustees (“Board”), including all of the Fund’s trustees who are not “interested persons” of the Fund as defined under the 1940 Act (“Independent Trustees”), unanimously approved the continuation of the investment advisory contract (“Contract”) for each of the Fund’s Portfolios.

In preparation for consideration of the continuance of the Contract, the Board reviewed a variety of materials provided by Pacific Heights Asset Management (“Pacific Heights”), the investment adviser to each Portfolio, prior to the Board’s September 2025 meeting, including memoranda provided by Pacific Heights responding to information requests from the Independent Trustees and material prepared by an independent third party firm, containing information comparing the expenses of the Fund’s Portfolios to other comparable mutual funds selected by that firm (“Peer Groups”) and information regarding the performance of the Fund’s Portfolios relative to relevant market indices and the performance of the Peer Groups. The Board, and separately, the Independent Trustees, discussed these materials at meetings in September 2025. At the December Meeting, the Independent Trustees met with senior management of the Fund and Pacific Heights to further discuss the Contract and the information provided. The Independent Trustees also met independently on December 8, 2025 in advance of the December Meeting. The Independent Trustees were assisted by counsel that is independent of Fund management and Pacific Heights throughout their reviews regarding the Contract and received and discussed materials addressing the legal standards applicable to their consideration of the proposed continuation of the Contract. The Contract review extended over two regular meetings of the Board to ensure that Fund management and Pacific Heights had time to respond to any questions the Independent Trustees may have had on their initial review of the materials prepared for the Contract review and that the Independent Trustees had time to consider those materials.

In connection with the full Board’s consideration of the continuation of the Contract, the Board evaluated the terms of the Contract, the overall fairness of the Contract to the Portfolios, and whether the Contract was in the best interests of each Portfolio and its shareholders. The Board considered all factors it deemed relevant with respect to the Portfolios, including: (i) the nature, extent and quality of the services provided by Pacific Heights; (ii) the investment performance of the Portfolios compared to relevant market indices and the performance of the Peer Groups; (iii) the Portfolios’ fees and expenses compared to the fees and expenses of the Peer Groups; (iv) economies of scale and whether fee levels or other factors reflect any such economies of scale for the benefit of Portfolio shareholders; and (v) the profit or loss realized by Pacific Heights and any “fall-out” benefits to Pacific Heights from its relationship with the Portfolios. The class of shares used for comparative performance analysis was the share class with the longest performance history, which are each Portfolio’s Class I shares. The Board considered that the use of Class I share data generally facilitates a long-term, meaningful comparison for performance analysis purposes. The class of shares used for comparative expense analysis was each Portfolio’s Class I shares, which have the lowest expenses of any share class and represented the largest class by assets for each Portfolio. The Board also considered comparative expense information for the Class A shares, where applicable, and noted that while separate comparative expense information had not been provided for the Class C shares, the Board was able to readily analyze that Class’s expenses given the 100 basis point differential in the expense ratios of the Class I and Class C shares. The Board considered that each share class is available for purchase by the general public. While each Trustee may have attributed different weights to the various factors, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board and its Committees throughout the year, as well as specifically in connection with the annual Contract review. The Board members did not identify any particular information or factor that was all-important or controlling.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by Pacific Heights to the Fund. With respect to investment advisory services, the Board considered the overall reputation and capabilities of Pacific Heights, its investment philosophy and decision-making processes, the professional experience and tenure of personnel at Pacific Heights who perform investment research and manage the Portfolios’ investments and the resources devoted to implementation and oversight of each Portfolio’s investment strategy. With respect to non-advisory services, the Board considered, among other things, the professional experience and tenure of Pacific Heights’ management personnel responsible for oversight of Portfolio operations, the responsibilities of the personnel and the level of service provided to the Fund. In this regard, the Board considered the Fund’s compliance program and compliance history and the compliance-related resources provided to the Fund by Pacific Heights. The Board also considered Pacific Heights’ implementation and maintenance of the Fund’s and Pacific Heights’ information security program in light of applicable federal and state law requirements and industry guidance, as well as the services provided by Pacific Heights in overseeing the Fund’s valuation, its liquidity risk management program and a variety of other compliance and filing requirements. The Board also considered Pacific Heights’ financial condition. The Board noted that it reviews Pacific Heights’ audited and unaudited financial statements on a regular basis observing that Pacific Heights has the financial resources to fulfill its obligations under the Contract.

After reviewing these and other related factors, the Board agreed that Pacific Heights maintained experienced personnel, sufficient infrastructure and resources, and had delivered quality investment advisory, administrative, accounting, compliance and other services to the Fund and could reasonably be expected to continue providing such services at the same levels.

Portfolio Performance

The Board reviewed the short-, intermediate-, and long-term investment performance of each of the Portfolios. The Board noted that, on a quarterly basis, Pacific Heights provides information regarding the performance of each Portfolio and discusses with the Board the factors underlying each Portfolio’s performance. In addition, as part of its review of the Contract, the Board reviewed a report prepared by an independent third-party firm containing information comparing the performance of each Portfolio to other mutual funds selected by the third-party firm as comparable to the Portfolio (each, a “Peer Group”) and a similarly selected benchmark index (each, an “Index”) for the one-, three-, five- and ten-year periods ended June 30, 2025. The Board also considered the information provided by the third-party firm regarding its independent methodology for selecting each Portfolio’s Peer Group and performance universe. The Board noted that although there had been no change to the Permanent Portfolio’s investment objective, strategies or portfolio composition, the third-party firm several years previously had reclassified the Permanent Portfolio from a “flexible portfolio” fund to an “alternative global macro” fund and, as a result, its peer comparisons prior to such change were against a different group of funds. The Board further considered that Pacific Heights did not have any input regarding the prior reclassification. The Board, also as in the past, considered that the much broader performance universe data compiled by the third-party firm may not provide appropriate comparisons for the Portfolios. Using the material prepared by the third-party firm, the Board observed the following with respect to the total return performance (before taxes) of the Portfolios as compared to each of their respective selected Peer Groups and Indices: (i) the Permanent Portfolio’s performance exceeded the average and median performance of its Peer Group for the one-, three-, five-and ten-year measurement periods, and exceeded the performance of the selected Index for each of the same measurement periods; (ii) the Short-Term Treasury Portfolio’s performance lagged the average and median performance of its Peer Universe for the one-, three-, five- and ten-year measurement periods, and lagged the performance of the selected Index for each of the same measurement periods, except for the five-year measurement period, where it exceeded the performance of the selected Index; (iii) the Versatile Bond Portfolio’s performance exceeded the average and median performance of its Peer Group for the one-, three-, five- and ten-year measurement periods, and exceeded the performance of the selected Index for each of the same measurement periods, except for the one-year measurement period, where it lagged the performance of the selected Index; and (iv) the Aggressive Growth Portfolio’s performance exceeded the average and median performance of its Peer Group for the one-, three-, five- and ten-year measurement periods, and exceeded the performance of the selected Index for each of the same measurement periods. The Trustees also compared each Portfolio’s total return performance (before taxes) against its respective benchmark index(es) for the one-, five-, ten-, fifteen-year and since inception (inception of the Portfolio) periods ended September 30, 2025, and observed the following: (i) the Permanent Portfolio’s performance exceeded the returns of the FTSE 3-month U.S. Treasury Bill Index (“FTSE Index”) for the one-, five-, ten-, fifteen-year and since inception measurement periods, and exceeded the returns of the Standard & Poor’s 500 Composite Stock Index (“S&P 500”) for the one-year measurement period, but lagged the returns of the S&P 500 for the five-, ten-, fifteen-year and since inception measurement periods; (ii) the Short-Term Treasury Portfolio’s performance lagged the returns of the FTSE Index for each of the measurement periods; (iii) the Versatile Bond Portfolio’s performance exceeded the returns of the Bloomberg Global Aggregate (Excluding Securitized) Bond Index for the one-, five-, ten- and fifteen-year measurement periods, but lagged the return of the Bloomberg Global Aggregate (Excluding Securitized) Bond Index for the since inception measurement period; and (iv) the Aggressive Growth Portfolio’s performance exceeded the returns of the Dow Jones Industrial Average for each of the measurement periods, and exceeded the returns of the S&P 500 for each of the measurement periods. The Board observed that neither the Portfolios’ benchmark indices nor the third-party firm’s selected Indices reflect deductions for any fees, expenses, or taxes.

Portfolio Fees and Expenses

The Board reviewed the Advisory Fee payable by each Portfolio, as well as each Portfolio’s overall expense ratio. Using the report prepared by the third-party firm, the Board considered each Portfolio’s Advisory Fee and overall expense ratio against the median of the advisory fees and overall expense ratios for such Portfolio’s Peer Group and observed the following: (i) for the Permanent Portfolio, its Advisory Fee was higher than the median in its Peer Group, and its overall expense ratio was lower than the median in its Peer Group; (ii) for the Short-Term Treasury Portfolio (after fee waivers), its Advisory Fee was higher than the median in its Peer Group, and its overall expense ratio was lower than the median in its Peer Group; (iii) for the Versatile Bond Portfolio (after fee waivers), its Advisory Fee was higher than the median in its Peer Group, and its overall expense ratio was lower than the median in its Peer Group; and (iv) for the Aggressive Growth Portfolio, its Advisory Fee was higher than the median in its Peer Group, and its overall expense ratio was lower than the median in its Peer Group. In considering the Portfolios’ expense ratios, the Board considered that the Short-Term Treasury Portfolio was the smallest fund by asset size in its respective Peer Group, and that larger funds may have a greater opportunity to achieve lower expenses through economies of scale. In reviewing expenses, the Board also considered the positive impact of fee waivers for the Short-Term Treasury Portfolio and the Versatile Bond Portfolio, and Pacific Heights’ willingness to continue those fee waivers at current rates.

In reviewing the third-party firm materials, the Board noted that, unlike the mutual funds comprising the Portfolios’ Peer Groups, the Portfolios operate under a unitary fee structure whereby many of the Portfolios’ ordinary operating expenses are paid by Pacific Heights out of its Advisory Fee rather than directly by the Portfolios. The Board considered that most mutual funds do not operate under a unitary fee structure and pay service providers directly for many of these expenses. The Board noted the difficulty of comparing the Portfolios to non-unitary fee funds and observed that, given the Portfolios’ unitary fee structure, the Portfolios’ other ordinary operating expenses were minimal, an observation borne out by the fact that the non-management expenses for each of the Portfolios were the lowest in each Portfolio’s respective Peer Group. As a result, the Board placed greater value on the data comparing each Portfolio’s overall expense ratio to the overall expense ratios of other funds in its Peer Group. The Board also observed that the unitary fee provides predictability of Portfolio expenses at various asset levels and shifts certain risks to Pacific Heights for expenses covered under the unitary fee. The Board also considered that economies of scale which could result from an increase in a fund’s assets may benefit the fund’s investment adviser in the case of a unitary fee, although the Board noted that each Portfolio’s fee schedule contains breakpoints which benefit shareholders.

Economies of Scale and Whether Fee Levels Reflect Economies of Scale

The Board next considered each Portfolio’s fee structure and whether fee levels reflect economies of scale for the benefit of Portfolio shareholders. The Board recognized that one method to help ensure that shareholders share in economies of scale is to include breakpoints in a fund’s advisory fee schedule. The Board noted that the Contract has breakpoints that provide for a reduction of the Advisory Fee as assets under management increase, highlighting that the Aggressive Growth Portfolio has recently reached the second breakpoint given its growth in assets. The Board also noted that an Advisory Fee Waiver and Expense Assumption Agreement (“Waiver Agreement”) provided for fee waivers for the Short-Term Treasury Portfolio and the Versatile Bond Portfolio before any breakpoints contemplated by the Contract had been reached. The Board considered that Pacific Heights proposed to continue the Waiver Agreement on the same terms through June 1, 2027 for the Advisory Fee paid by each of the Short-Term Treasury Portfolio and the Versatile Bond Portfolio. The Board also considered that under the Waiver Agreement, Pacific Heights is not eligible for reimbursement of any amounts waived under the Agreement. The Board also considered the substantial investments made by Pacific Heights in past years in assuming various costs, as well as Pacific Heights’ ongoing investments in compliance, technology, facilities, infrastructure and personnel as ways to provide high quality services to the Portfolios and their shareholders.

After reviewing these and other related factors, the Board agreed that the terms of the Waiver Agreement were appropriate and that the current fee arrangements and Pacific Heights’ investment in its business to benefit the Portfolios continued to provide appropriate sharing of economies of scale between Portfolio shareholders and Pacific Heights.

Profitability and Other Benefits to Pacific Heights

In analyzing Pacific Heights’ cost of services and profitability, the Board considered the information provided throughout the year in Pacific Heights’ audited and unaudited financial statements on revenues earned and expenses incurred by Pacific Heights, before and after the payment by Pacific Heights of distribution-related expenses. As part of its annual review of the Contract, the Board also reviewed a profitability analysis provided by Pacific Heights that compares Pacific Heights’ profitability for the six months ended June 30, 2025, and the year ended December 31, 2024, to that of certain publicly traded investment advisers as of their most recently reported fiscal year ends. In reviewing Pacific Heights’ profitability, the Board observed that: (i) Pacific Heights provides, directly or through third parties, all of the services necessary for the Portfolios’ operations, and that the Advisory Fee paid to Pacific Heights reflects these obligations; (ii) each of Permanent Portfolio, Short Term Treasury Portfolio, Versatile Bond Portfolio and Aggressive Growth Portfolios’ overall expense ratios were lower than the median; and (iii) Pacific Heights’ financial health had allowed it to make significant investments back into the Fund and Pacific Heights for the benefit of the Portfolios. The Board also acknowledged Mr. Cuggino’s overall entrepreneurial efforts and continued support of Portfolio distribution through Pacific Heights’ sales personnel and marketing efforts. The Board considered that, as a business matter, Pacific Heights is entitled to earn a reasonable level of profit for the services it provides to the Fund and the entrepreneurial risk that it assumes as the adviser to the Portfolios.

The Board also considered any “fall-out” or ancillary benefits likely to accrue to Pacific Heights from its relationship with the Portfolios, including greater exposure in the marketplace with respect to Pacific Heights’ investment process, increasing assets under management in the Portfolios and the potential for growth of Pacific Heights’ model portfolio program through association with the Fund. The Board noted that Pacific Heights’ largest business presently remains the management of the Fund and its Portfolios; therefore, a portion of the “fall-out” benefits likely to accrue to Pacific Heights would also likely benefit the Fund and its Portfolios.

Based on the information presented, reviewed and discussed, the Board considered the following factors and reached the following conclusions:

1.

The nature, extent and quality of the services provided by Pacific Heights. Conclusion: Pacific Heights maintained experienced personnel, sufficient infrastructure and resources, and had delivered quality investment advisory, administrative, accounting, compliance and other services to the Fund and could reasonably be expected to continue providing such services at the same levels.

2.

The investment performance of the Portfolios compared to relevant market indices and the performance of the Peer Groups. Conclusion: the Permanent Portfolio’s performance was satisfactory; the Short-Term Treasury Portfolio’s performance was satisfactory, but had been impacted by the prolonged period of historically low interest rates; the Versatile Bond Portfolio’s performance was satisfactory; and the Aggressive Growth Portfolio’s performance was satisfactory.

3.

The Portfolios’ fees and expenses. Conclusion: the Advisory Fee payable by each of the Portfolios was fair and reasonable given the nature and quality of the services provided. The overall expense ratios of the Portfolios compared to their Peer Groups were reasonable given the size of the Portfolios.

4.

Economies of scale and whether fee levels reflect any such economies of scale for the benefit of Portfolio shareholders. Conclusion: the current fee arrangements and other investments made by Pacific Heights continue to provide appropriate sharing of economies of scale between Portfolio shareholders and Pacific Heights.

5.

The profit or loss realized by Pacific Heights and any “fall-out” benefits to Pacific Heights from its relationship with the Portfolios. Conclusion: the profitability of the Contract to Pacific Heights is reasonable. Any “fall-out” benefits accruing to Pacific Heights by virtue of its relationship with the Portfolios is reasonable in relation to the value of the services that Pacific Heights provides to the Portfolios.

Based on the foregoing, the Board, including its Independent Trustees, unanimously approved the Waiver Agreement and the continuation of the Contract.

Item 12. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14. Purchases of Equity Securities By Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable to the Registrant for the year ended January 31, 2026.

Item 16. Controls and Procedures.

(a)

Michael J. Cuggino, the Registrant’s President, and James H. Andrews, the Registrant’s Treasurer, each has concluded that, in his judgment, the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on his evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities For Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable to the Registrant.

Item 19. Exhibits.

(a)(1)	Code of Ethics for Executive officers that is the subject of the disclosure required by Item 2 is attached hereto as Exhibit 99.Code Eth.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.CERT.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)) and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.906CERT.

The certifications provided pursuant to Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)) and Section 906 of the Sarbanes-Oxley Act of 2002 are not deemed “filed” for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933, as amended, or the Exchange Act, except to the extent the Registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Permanent Portfolio Family of Funds

/s/ Michael J. Cuggino

By: Michael J. Cuggino, President

Date: April 8, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Permanent Portfolio Family of Funds

/s/ Michael J. Cuggino

By: Michael J. Cuggino, President

Date: April 8, 2026

/s/ James H. Andrews

By: James H. Andrews, Treasurer

Date: April 8, 2026